UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Hong T. Le

American Balanced Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Balanced Fund® Semi-annual report for the six months ended June 30, 2022

Invest in a balanced
fund that has stood
the test of time

American Balanced Fund seeks conservation of capital, current income and long-term growth of capital and income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended June 30, 2022:

	1 year	5 years	10 years

Class F-2 shares	–8.27%	7.07%	8.94%
Class A shares (reflecting 5.75% maximum sales charge)	–13.74	5.60	8.08

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.35% for Class F-2 shares and 0.56% for Class A shares as of the prospectus dated March 1, 2022 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of June 30, 2022 was 1.97% for Class F-2 shares and 1.65% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The fund’s 12-month distribution rate as of that date was 1.57% for Class F-2 shares and 1.28% for Class A shares. Both Class A share values reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Balanced Fund for the periods ended June 30, 2022, are shown in the table below, as well as results of the fund’s benchmarks.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/AMBFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

37	Financial statements

41	Notes to financial statements

55	Financial highlights

Results at a glance

For periods ended June 30, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

American Balanced Fund (Class F-2 shares)[2]	–13.42%	–8.27%	7.07%	8.94%	10.49%
American Balanced Fund (Class A shares)	–13.53	–8.48	6.86	8.72	10.27
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index[3,4,5]	–16.11	–10.24	7.37	8.50	9.76
S&P 500 Index[4]	–19.96	–10.62	11.31	12.96	11.41
Bloomberg U.S. Aggregate Index[5]	–10.35	–10.29	0.88	1.54	6.84

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Lifetime returns are from July 26, 1975, the inception date of Class A shares and the date Capital Research and Management Company began managing the fund.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Blends the S&P 500 Index with the Bloomberg U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[4]	Source: S&P Dow Jones Indices LLC. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[5]	Source: Bloomberg Index Services Ltd. For the period July 31, 1975, to December 31, 1975, Bloomberg Government/Credit Bond Index was used. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.

American Balanced Fund	1

Investment portfolio June 30, 2022	unaudited

Investment mix by security type	Percent of net assets

Common stocks 61.25%	Shares	Value (000)
Information technology 11.82%
Microsoft Corp.	28,435,803	$7,303,167
Broadcom, Inc.	9,627,891	4,677,326
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	26,797,395	2,190,687
ASML Holding NV (New York registered) (ADR)	2,523,702	1,200,979
ASML Holding NV	510,000	243,631
Intel Corp.	29,954,462	1,120,596
Apple, Inc.	6,908,611	944,545
KLA Corp.	2,392,556	763,417
Fidelity National Information Services, Inc.	7,723,674	708,029
Mastercard, Inc., Class A	1,791,423	565,158
Applied Materials, Inc.	5,217,647	474,702
Micron Technology, Inc.	7,978,000	441,024
TE Connectivity, Ltd.	3,308,205	374,323
Visa, Inc., Class A	1,739,320	342,455
Zendesk, Inc.[1]	3,671,000	271,911
Paychex, Inc.	2,088,043	237,765
Automatic Data Processing, Inc.	1,025,000	215,291
Adobe, Inc.[1]	563,584	206,306
Shopify, Inc., Class A, subordinate voting shares[1]	5,917,000	184,847
Salesforce, Inc.[1]	527,500	87,059
SK hynix, Inc.	1,236,000	86,627
Arista Networks, Inc.[1]	892,000	83,616
NortonLifeLock, Inc.	2,435,837	53,491
DocuSign, Inc.[1]	900,000	51,642
Ceridian HCM Holding, Inc.[1]	639,000	30,084
		22,858,678

Health care 11.08%
UnitedHealth Group, Inc.	10,099,331	5,187,319
Pfizer, Inc.	59,601,426	3,124,903
CVS Health Corp.	22,320,234	2,068,193
Eli Lilly and Company	4,995,296	1,619,625
Cigna Corp.	5,175,769	1,363,919
Thermo Fisher Scientific, Inc.	2,484,984	1,350,042
AbbVie, Inc.	7,494,021	1,147,784
Johnson & Johnson	6,300,000	1,118,313
AstraZeneca PLC	7,410,651	974,266
Gilead Sciences, Inc.	11,750,731	726,313
Vertex Pharmaceuticals, Inc.[1]	1,862,000	524,693
Centene Corp.[1]	5,984,125	506,317
Elevance Health, Inc.	929,039	448,336
Abbott Laboratories	3,139,482	341,105
Regeneron Pharmaceuticals, Inc.[1]	350,000	206,895
Zoetis, Inc., Class A	1,106,918	190,268
Catalent, Inc.[1]	1,393,000	149,455

2	American Balanced Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
ResMed, Inc.	707,000	$148,208
Novartis AG	1,680,620	142,333
Merck & Co., Inc.	1,030,839	93,982
		21,432,269

Financials 6.32%
JPMorgan Chase & Co.	11,514,845	1,296,687
Chubb, Ltd.	5,289,861	1,039,881
Synchrony Financial	22,145,238	611,652
Bank of America Corp.	18,894,292	588,179
Discover Financial Services	6,034,899	570,781
Capital One Financial Corp.	5,339,000	556,270
Blackstone, Inc., nonvoting shares	5,916,745	539,785
Aon PLC, Class A	1,929,027	520,220
PNC Financial Services Group, Inc.	3,187,668	502,918
Wells Fargo & Company	11,178,000	437,842
Fifth Third Bancorp	12,427,734	417,572
BlackRock, Inc.	675,700	411,528
HDFC Bank, Ltd.	23,170,000	395,494
S&P Global, Inc.	1,048,580	353,434
CME Group, Inc., Class A	1,644,345	336,597
East West Bancorp, Inc.	4,919,195	318,764
Morgan Stanley	3,655,117	278,008
Berkshire Hathaway, Inc., Class B1	1,011,213	276,081
KeyCorp	15,708,636	270,660
Intercontinental Exchange, Inc.	2,566,341	241,339
Apollo Asset Management, Inc.	4,944,116	239,691
RenaissanceRe Holdings, Ltd.	1,483,000	231,897
Toronto-Dominion Bank (CAD denominated)	3,118,644	204,510
Canadian Imperial Bank of Commerce[2]	4,204,000	204,158
Blue Owl Capital, Inc., Class A2	20,233,550	202,943
M&T Bank Corp.	1,005,000	160,187
Brookfield Asset Management, Inc., Class A	3,159,000	140,481
Progressive Corp.	1,189,429	138,295
Marsh & McLennan Companies, Inc.	857,380	133,108
KKR & Co., Inc.	2,754,520	127,507
Arthur J. Gallagher & Co.	735,003	119,835
Nasdaq, Inc.	765,028	116,697
Citizens Financial Group, Inc.	2,915,000	104,036
Arch Capital Group, Ltd.[1]	1,850,944	84,199
AIA Group, Ltd.	4,970,000	53,869
		12,225,105

Consumer discretionary 6.05%
Home Depot, Inc.	9,027,889	2,476,079
Amazon.com, Inc.[1]	15,762,320	1,674,116
Dollar General Corp.	5,316,573	1,304,900
General Motors Company[1]	28,425,125	902,782
D.R. Horton, Inc.	10,900,068	721,476
Target Corp.	4,558,429	643,787
Darden Restaurants, Inc.	5,318,343	601,611
VF Corp.	10,838,568	478,740
Las Vegas Sands Corp.[1]	13,500,000	453,465
McDonald’s Corp.	1,713,000	422,905
LVMH Moët Hennessy-Louis Vuitton SE	679,957	414,497
Dollar Tree Stores, Inc.[1]	2,327,600	362,756
Booking Holdings, Inc.[1]	181,085	316,716
Industria de Diseño Textil, SA	10,211,953	231,048
Restaurant Brands International, Inc.[2]	3,600,006	180,540
TJX Companies, Inc.	2,247,128	125,502
Domino’s Pizza, Inc.	241,800	94,232
Marriott International, Inc., Class A	609,583	82,909
Aramark	2,340,858	71,700
NIKE, Inc., Class B	689,000	70,416
YUM! Brands, Inc.	616,000	69,922
		11,700,099

American Balanced Fund	3

Common stocks (continued)	Shares	Value (000)
Consumer staples 5.72%
Philip Morris International, Inc.	41,305,428	$4,078,498
Altria Group, Inc.	29,179,517	1,218,828
British American Tobacco PLC	22,848,165	978,881
British American Tobacco PLC (ADR)	3,399,785	145,885
Archer Daniels Midland Company	13,488,059	1,046,673
Nestlé SA	8,449,093	986,295
General Mills, Inc.	8,056,645	607,874
Keurig Dr Pepper, Inc.	11,499,535	406,969
Constellation Brands, Inc., Class A	1,548,196	360,823
Anheuser-Busch InBev SA/NV (ADR)[2]	4,899,061	264,304
Anheuser-Busch InBev SA/NV	1,085,664	58,434
Procter & Gamble Company	2,022,327	290,790
Kellogg Co.	2,973,573	212,135
Estée Lauder Companies, Inc., Class A	636,444	162,083
Mondelez International, Inc.	2,451,717	152,227
Church & Dwight Co., Inc.	1,099,642	101,893
		11,072,592

Industrials 5.18%
L3Harris Technologies, Inc.	5,640,212	1,363,239
Lockheed Martin Corp.	2,768,614	1,190,393
Northrop Grumman Corp.	2,470,885	1,182,491
Carrier Global Corp.	23,373,072	833,484
Caterpillar, Inc.	4,456,908	796,717
Raytheon Technologies Corp.	5,563,000	534,660
United Parcel Service, Inc., Class B	2,842,646	518,897
Jacobs Engineering Group, Inc.	4,000,000	508,520
Boeing Company[1]	2,701,218	369,311
CSX Corp.	12,339,368	358,582
TransDigm Group, Inc.[1]	655,963	352,036
Quanta Services, Inc.	2,782,000	348,696
Norfolk Southern Corp.	1,297,952	295,011
Waste Management, Inc.	1,863,000	285,002
Rockwell Automation	1,220,035	243,165
PACCAR, Inc.	2,132,704	175,607
Airbus SE, non-registered shares	1,691,941	163,920
Cintas Corp.	351,377	131,250
Honeywell International, Inc.	739,124	128,467
Huntington Ingalls Industries, Inc.	555,000	120,890
AMETEK, Inc.	641,003	70,440
ABB, Ltd.	1,779,844	47,467
		10,018,245

Energy 4.89%
Canadian Natural Resources, Ltd. (CAD denominated)	33,247,013	1,786,588
Pioneer Natural Resources Company	7,595,521	1,694,409
Chevron Corp.	8,015,380	1,160,467
ConocoPhillips	10,647,991	956,296
Halliburton Company	29,136,350	913,716
TC Energy Corp. (CAD denominated)[2]	12,682,500	656,983
Baker Hughes Co., Class A	18,500,506	534,110
EQT Corp.	13,275,000	456,660
Enbridge, Inc.[2]	4,220,888	178,375
Enbridge, Inc. (CAD denominated)	3,331,292	140,684
Exxon Mobil Corp.	3,477,371	297,802
Coterra Energy, Inc.	10,011,441	258,195
Hess Corp.	2,000,000	211,880
Enviva Inc.[2]	2,130,223	121,891
Valero Energy Corp.	633,000	67,275
Tourmaline Oil Corp.[2]	497,700	25,879
		9,461,210

Communication services 4.58%
Alphabet, Inc., Class C1	918,501	2,009,175
Alphabet, Inc., Class A1	263,509	574,255
Comcast Corp., Class A	49,725,156	1,951,215
Charter Communications, Inc., Class A1	3,312,141	1,551,837
Meta Platforms, Inc., Class A1	7,974,989	1,285,967

4	American Balanced Fund

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
AT&T, Inc.	21,546,675	$451,618
Activision Blizzard, Inc.	5,532,000	430,722
Netflix, Inc.[1]	1,701,048	297,462
Verizon Communications, Inc.	3,128,199	158,756
Take-Two Interactive Software, Inc.[1]	689,920	84,536
ZoomInfo Technologies, Inc.[1]	1,771,000	58,868
		8,854,411

Materials 2.64%
Vale SA, ordinary nominative shares (ADR)	43,284,776	633,256
Linde PLC	2,077,929	597,467
LyondellBasell Industries NV	6,315,734	552,374
Air Products and Chemicals, Inc.	1,770,538	425,779
Wheaton Precious Metals Corp.[2]	11,427,000	411,715
Royal Gold, Inc.	2,979,000	318,098
Shin-Etsu Chemical Co., Ltd.	2,800,000	315,743
Corteva, Inc.	5,097,000	275,952
Rio Tinto PLC	4,388,180	262,626
Dow, Inc.	4,891,765	252,464
CF Industries Holdings, Inc.	2,723,000	233,443
Nucor Corp.	2,018,900	210,793
Barrick Gold Corp.	11,223,257	198,539
Franco-Nevada Corp.	1,276,573	167,922
Grupo México, SAB de CV, Series B	37,571,000	155,575
Anglo American PLC	2,132,000	76,224
Lundin Mining Corp.	3,840,000	24,343
		5,112,313

Real estate 2.27%
Crown Castle International Corp. REIT	6,390,260	1,075,992
Iron Mountain, Inc. REIT[3]	16,065,977	782,252
VICI Properties, Inc. REIT	21,963,967	654,307
Sun Communities, Inc. REIT	3,393,746	540,827
Equinix, Inc. REIT	612,808	402,627
Gaming and Leisure Properties, Inc. REIT	5,295,482	242,851
Embassy Office Parks REIT[3]	48,978,700	232,085
Digital Realty Trust, Inc. REIT	1,735,000	225,255
Boston Properties, Inc. REIT	1,803,851	160,507
American Tower Corp. REIT	294,000	75,143
		4,391,846

Utilities 0.70%
Sempra Energy	2,792,129	419,573
Enel SpA	58,400,000	319,465
CenterPoint Energy, Inc.	9,143,407	270,462
AES Corp.	8,102,987	170,244
NextEra Energy, Inc.	1,480,959	114,715
National Grid PLC	5,320,000	68,128
		1,362,587

Total common stocks (cost: $80,335,966,000)		118,489,355

Preferred securities 0.00%
Financials 0.00%
CoBank, ACB, Class E, 2.169% noncumulative preferred shares[4]	7,440	5,952

Total preferred securities (cost: $5,208,000)		5,952

Convertible stocks 0.15%
Health care 0.10%
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	996,147	101,049
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	71,365	94,431
		195,480

American Balanced Fund	5

Convertible stocks (continued)	Shares		Value (000)
Information technology 0.05%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022		65,419	$98,335

Total convertible stocks (cost: $253,341,000)			293,815

Investment funds 5.05%
Capital Group Central Corporate Bond Fund[3]		1,156,174,195	9,758,110

Total investment funds (cost: $11,556,637,000)			9,758,110

Bonds, notes & other debt instruments 29.26%	Principal amount (000)
U.S. Treasury bonds & notes 11.46%
U.S. Treasury inflation-protected securities 6.42%
U.S. Treasury Inflation-Protected Security 0.625% 2023[5]	USD	403,714	410,800
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]		1,006,776	1,017,048
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]		195,573	196,845
U.S. Treasury Inflation-Protected Security 0.50% 2024[5]		355,367	360,481
U.S. Treasury Inflation-Protected Security 0.625% 2024[5]		61,694	62,716
U.S. Treasury Inflation-Protected Security 0.125% 2025[5]		1,436,192	1,435,256
U.S. Treasury Inflation-Protected Security 0.125% 2025[5]		476,832	477,089
U.S. Treasury Inflation-Protected Security 0.25% 2025[5]		122,040	122,801
U.S. Treasury Inflation-Protected Security 0.375% 2025[5]		920,257	929,377
U.S. Treasury Inflation-Protected Security 2.375% 2025[5]		75,999	80,561
U.S. Treasury Inflation-Protected Security 0.125% 2026[5]		2,128,857	2,108,384
U.S. Treasury Inflation-Protected Security 0.125% 2026[5]		1,658,058	1,642,279
U.S. Treasury Inflation-Protected Security 0.125% 2026[5]		147,602	146,394
U.S. Treasury Inflation-Protected Security 0.625% 2026[5]		27,076	27,389
U.S. Treasury Inflation-Protected Security 0.125% 2027[5]		1,979,078	1,947,473
U.S. Treasury Inflation-Protected Security 0.375% 2027[5]		59,305	59,068
U.S. Treasury Inflation-Protected Security 0.75% 2028[5]		171,211	172,669
U.S. Treasury Inflation-Protected Security 1.75% 2028[5]		36,784	39,073
U.S. Treasury Inflation-Protected Security 0.875% 2029[5]		255,304	257,388
U.S. Treasury Inflation-Protected Security 0.125% 2030[5]		6,960	6,630
U.S. Treasury Inflation-Protected Security 0.125% 2031[5]		217,378	206,272
U.S. Treasury Inflation-Protected Security 0.125% 2032[5]		350,298	331,502
U.S. Treasury Inflation-Protected Security 0.625% 2043[5]		28,414	24,995
U.S. Treasury Inflation-Protected Security 1.375% 2044[5]		46,721	47,627
U.S. Treasury Inflation-Protected Security 0.25% 2050[5]		3,101	2,429
U.S. Treasury Inflation-Protected Security 0.125% 2051[5]		262,683	200,705
U.S. Treasury Inflation-Protected Security 0.125% 2052[5]		139,142	107,293
			12,420,544

U.S. Treasury 5.04%
U.S. Treasury 1.375% 2022		4,007	4,000
U.S. Treasury 1.50% 2022		44,305	44,295
U.S. Treasury 1.625% 2022		38,812	38,681
U.S. Treasury 1.875% 2022		74,535	74,557
U.S. Treasury 0.125% 2023		5,735	5,549
U.S. Treasury 0.375% 2023		222,191	214,753
U.S. Treasury 1.375% 2023		36,605	36,057
U.S. Treasury 2.50% 2023		5,993	5,981
U.S. Treasury 2.625% 2023		4,079	4,060
U.S. Treasury 2.75% 2023		99	99
U.S. Treasury 0.25% 2024		74,120	70,771
U.S. Treasury 0.375% 2024		250,000	235,956
U.S. Treasury 2.25% 2024		74,340	73,111
U.S. Treasury 2.25% 2024		49,560	49,011
U.S. Treasury 2.50% 2024		212,834	210,954
U.S. Treasury 2.50% 2024		60,223	59,778
U.S. Treasury 2.00% 2025		29,740	28,984
U.S. Treasury 2.125% 2025		24,780	24,178
U.S. Treasury 2.75% 2025		113,990	113,011
U.S. Treasury 2.75% 2025		10,675	10,595
U.S. Treasury 2.875% 2025		114,981	114,310
U.S. Treasury 2.875% 2025		13,406	13,358
U.S. Treasury 3.00% 2025		178,410	178,143

6	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 0.50% 2026	USD	261,327	$238,215
U.S. Treasury 0.75% 2026		37	34
U.S. Treasury 0.875% 2026		89,240	81,918
U.S. Treasury 0.875% 2026		2,380	2,174
U.S. Treasury 1.125% 2026		79,610	73,377
U.S. Treasury 2.00% 2026		47,200	45,134
U.S. Treasury 2.25% 2026		52,663	51,172
U.S. Treasury 6.50% 2026		39,650	45,180
U.S. Treasury 0.625% 2027		117,280	102,744
U.S. Treasury 1.125% 2027		930	852
U.S. Treasury 1.50% 2027		1,600	1,494
U.S. Treasury 2.25% 2027		11,150	10,750
U.S. Treasury 2.375% 2027		4,310	4,172
U.S. Treasury 2.625% 2027		118,047	115,803
U.S. Treasury 6.375% 2027		39,650	45,798
U.S. Treasury 1.00% 2028		100,000	88,406
U.S. Treasury 1.25% 2028		209,900	188,746
U.S. Treasury 1.375% 2028		150,000	135,196
U.S. Treasury 1.375% 2028		6,500	5,855
U.S. Treasury 1.50% 2028		50,000	45,377
U.S. Treasury 2.75% 2028		10,841	10,649
U.S. Treasury 2.875% 2028		50,318	49,713
U.S. Treasury 3.125% 2028		44,485	44,565
U.S. Treasury 1.625% 2029		24,780	22,550
U.S. Treasury 1.75% 2029		287,905	264,045
U.S. Treasury 1.875% 2029		7,800	7,248
U.S. Treasury 2.75% 2029		20,644	20,230
U.S. Treasury 5.25% 2029		39,650	44,794
U.S. Treasury 0.625% 2030		114,675	95,007
U.S. Treasury 0.625% 2030		24,780	20,652
U.S. Treasury 0.875% 2030		179,909	151,764
U.S. Treasury 1.125% 2031		59,470	51,054
U.S. Treasury 1.25% 2031		83,250	71,585
U.S. Treasury 1.375% 2031		29,800	25,819
U.S. Treasury 1.875% 2032		13,862	12,544
U.S. Treasury 2.875% 2032		1,635,901	1,616,414
U.S. Treasury 4.25% 2039		99,120	113,112
U.S. Treasury 1.125% 2040		197,420	135,879
U.S. Treasury 1.125% 2040		138,770	96,292
U.S. Treasury 1.375% 2040		113,098	81,152
U.S. Treasury 1.75% 2041[6]		108,069	81,879
U.S. Treasury 1.875% 2041		437,846	342,191
U.S. Treasury 2.00% 2041		6,986	5,525
U.S. Treasury 2.25% 2041		140,792	117,028
U.S. Treasury 2.375% 2042		29,288	24,730
U.S. Treasury 2.75% 2042		32,660	29,200
U.S. Treasury 3.25% 2042		14,915	14,496
U.S. Treasury 2.875% 2043		36,090	32,794
U.S. Treasury 3.125% 2043		47,605	45,084
U.S. Treasury 3.125% 2044		39,447	37,254
U.S. Treasury 3.625% 2044		24,780	25,336
U.S. Treasury 2.50% 2045		51,860	43,830
U.S. Treasury 3.00% 2045		24,780	22,963
U.S. Treasury 3.00% 2045		24,780	22,917
U.S. Treasury 2.75% 2047		99,300	88,424
U.S. Treasury 3.00% 2047		59,532	55,478
U.S. Treasury 3.00% 2048		4,007	3,762
U.S. Treasury 2.00% 2050		172,288	133,017
U.S. Treasury 1.875% 2051		50,252	37,550
U.S. Treasury 2.00% 2051		5,468	4,209
U.S. Treasury 2.375% 2051[6]		147,892	124,367
U.S. Treasury 2.25% 2052[6]		3,212,766	2,632,399
			9,752,090

Total U.S. Treasury bonds & notes			22,172,634

American Balanced Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations 8.14%
Federal agency mortgage-backed obligations 7.25%
Fannie Mae Pool #BE7150 3.50% 2032[7]	USD	150	$150
Fannie Mae Pool #AS0727 3.50% 2033[7]		73	74
Fannie Mae Pool #555880 5.50% 2033[7]		804	854
Fannie Mae Pool #555956 5.50% 2033[7]		723	776
Fannie Mae Pool #357399 5.50% 2033[7]		73	78
Fannie Mae Pool #MA2138 3.50% 2035[7]		167	168
Fannie Mae Pool #AA0914 5.00% 2035[7]		221	232
Fannie Mae Pool #745092 6.50% 2035[7]		790	838
Fannie Mae Pool #887695 6.00% 2036[7]		269	295
Fannie Mae Pool #888292 6.00% 2037[7]		2,046	2,242
Fannie Mae Pool #888746 6.50% 2037[7]		492	537
Fannie Mae Pool #256860 6.50% 2037[7]		248	269
Fannie Mae Pool #MA3412 3.50% 2038[7]		312	306
Fannie Mae Pool #MA3280 3.50% 2038[7]		121	119
Fannie Mae Pool #MA3539 4.50% 2038[7]		111	113
Fannie Mae Pool #889658 6.50% 2038[7]		740	801
Fannie Mae Pool #FM1441 3.50% 2039[7]		424	414
Fannie Mae Pool #AD0679 5.50% 2039[7]		22	24
Fannie Mae Pool #AE0395 4.50% 2040[7]		2,597	2,682
Fannie Mae Pool #AE3049 4.50% 2040[7]		2,056	2,117
Fannie Mae Pool #AE5471 4.50% 2040[7]		1,648	1,697
Fannie Mae Pool #AD8536 5.00% 2040[7]		1,209	1,269
Fannie Mae Pool #AE2513 5.00% 2040[7]		818	862
Fannie Mae Pool #932752 5.00% 2040[7]		320	337
Fannie Mae Pool #AE4689 5.00% 2040[7]		265	271
Fannie Mae Pool #MA4501 2.00% 2041[7]		48,673	43,529
Fannie Mae Pool #MA4387 2.00% 2041[7]		32,907	29,431
Fannie Mae Pool #AI2503 4.00% 2041[7]		2,243	2,269
Fannie Mae Pool #AH3575 4.50% 2041[7]		2,618	2,703
Fannie Mae Pool #AI5589 4.50% 2041[7]		39	41
Fannie Mae Pool #AI8121 5.00% 2041[7]		644	676
Fannie Mae Pool #AI0582 5.00% 2041[7]		519	547
Fannie Mae Pool #AH5452 5.00% 2041[7]		384	395
Fannie Mae Pool #AI3894 5.00% 2041[7]		307	316
Fannie Mae Pool #AI7218 5.00% 2041[7]		303	311
Fannie Mae Pool #AH9420 5.00% 2041[7]		283	293
Fannie Mae Pool #AH9370 5.00% 2041[7]		272	279
Fannie Mae Pool #AI4289 5.00% 2041[7]		223	232
Fannie Mae Pool #AH9938 5.00% 2041[7]		177	184
Fannie Mae Pool #AI7159 5.00% 2041[7]		114	116
Fannie Mae Pool #MA0791 5.00% 2041[7]		102	108
Fannie Mae Pool #AI6576 5.00% 2041[7]		89	93
Fannie Mae Pool #AI4296 5.00% 2041[7]		77	81
Fannie Mae Pool #AI7058 5.00% 2041[7]		50	51
Fannie Mae Pool #AI1865 5.00% 2041[7]		27	28
Fannie Mae Pool #AI4563 5.00% 2041[7]		5	5
Fannie Mae Pool #AJ1422 5.00% 2041[7]		4	4
Fannie Mae Pool #FS0305 1.50% 2042[7]		122,873	105,316
Fannie Mae Pool #MA4520 2.00% 2042[7]		79,900	71,061
Fannie Mae Pool #AK2147 5.00% 2042[7]		225	230
Fannie Mae Pool #AT7696 3.50% 2043[7]		4,904	4,821
Fannie Mae Pool #AT7689 3.50% 2043[7]		2,165	2,128
Fannie Mae Pool #AT7680 3.50% 2043[7]		903	887
Fannie Mae Pool #AQ9302 3.50% 2043[7]		553	543
Fannie Mae Pool #AU8813 4.00% 2043[7]		291	294
Fannie Mae Pool #AU9348 4.00% 2043[7]		204	206
Fannie Mae Pool #AU9350 4.00% 2043[7]		156	157
Fannie Mae Pool #AV1538 4.50% 2043[7]		4,194	4,311
Fannie Mae Pool #AL8354 3.50% 2045[7]		6,303	6,187
Fannie Mae Pool #FM2795 3.00% 2046[7]		4,025	3,798
Fannie Mae Pool #AS8310 3.00% 2046[7]		3,163	2,998
Fannie Mae Pool #MA2608 3.00% 2046[7]		1,348	1,278
Fannie Mae Pool #MA2771 3.00% 2046[7]		1,223	1,159
Fannie Mae Pool #AL8522 3.50% 2046[7]		9,859	9,644
Fannie Mae Pool #BC0157 3.50% 2046[7]		6,982	6,829
Fannie Mae Pool #AS6789 3.50% 2046[7]		6,025	5,889
Fannie Mae Pool #AL9499 3.50% 2046[7]		5,711	5,531

8	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AS7168 3.50% 2046[7]	USD	4,031	$3,943
Fannie Mae Pool #BD9665 4.00% 2046[7]		969	975
Fannie Mae Pool #BC7611 4.00% 2046[7]		459	459
Fannie Mae Pool #BF0364 3.00% 2047[7]		23,777	22,971
Fannie Mae Pool #BM1179 3.00% 2047[7]		3,812	3,609
Fannie Mae Pool #BM3528 3.50% 2047[7]		36,448	35,654
Fannie Mae Pool #BH4022 3.50% 2047[7]		17,507	17,114
Fannie Mae Pool #CA0854 3.50% 2047[7]		7,897	7,725
Fannie Mae Pool #CA0770 3.50% 2047[7]		4,944	4,846
Fannie Mae Pool #BE3151 3.50% 2047[7]		1,243	1,216
Fannie Mae Pool #BE3162 3.50% 2047[7]		1,139	1,114
Fannie Mae Pool #BH6387 3.50% 2047[7]		370	361
Fannie Mae Pool #BH7779 3.50% 2047[7]		32	31
Fannie Mae Pool #CA0453 4.00% 2047[7]		20,227	20,264
Fannie Mae Pool #MA3149 4.00% 2047[7]		14,158	14,201
Fannie Mae Pool #MA3183 4.00% 2047[7]		3,497	3,512
Fannie Mae Pool #BM4413 4.50% 2047[7]		7,748	7,899
Fannie Mae Pool #CA0623 4.50% 2047[7]		3,239	3,298
Fannie Mae Pool #BE9242 4.50% 2047[7]		21	21
Fannie Mae Pool #257030 6.50% 2047[7]		44	44
Fannie Mae Pool #947661 6.50% 2047[7]		8	8
Fannie Mae Pool #256975 7.00% 2047[7]		39	42
Fannie Mae Pool #920015 7.00% 2047[7]		16	17
Fannie Mae Pool #257036 7.00% 2047[7]		12	13
Fannie Mae Pool #256893 7.00% 2047[7]		9	9
Fannie Mae Pool #BF0293 3.00% 2048[7]		73,218	69,095
Fannie Mae Pool #BF0323 3.00% 2048[7]		34,791	32,835
Fannie Mae Pool #BF0325 3.50% 2048[7]		43,841	42,760
Fannie Mae Pool #BF0318 3.50% 2048[7]		32,797	31,989
Fannie Mae Pool #BM4033 3.50% 2048[7]		20,625	20,174
Fannie Mae Pool #CA1532 3.50% 2048[7]		9,900	9,692
Fannie Mae Pool #BM3714 3.50% 2048[7]		6,083	5,950
Fannie Mae Pool #BJ6760 3.50% 2048[7]		4,153	4,062
Fannie Mae Pool #BM3332 3.50% 2048[7]		1,578	1,544
Fannie Mae Pool #BK1198 4.00% 2048[7]		1,808	1,808
Fannie Mae Pool #BM2007 4.00% 2048[7]		540	541
Fannie Mae Pool #BJ4342 4.00% 2048[7]		237	235
Fannie Mae Pool #FM1784 4.00% 2048[7]		224	224
Fannie Mae Pool #CA1542 4.00% 2048[7]		164	165
Fannie Mae Pool #CA1015 4.00% 2048[7]		67	67
Fannie Mae Pool #MA3277 4.00% 2048[7]		52	52
Fannie Mae Pool #BJ9260 4.00% 2048[7]		18	18
Fannie Mae Pool #BJ2751 4.50% 2048[7]		6,407	6,475
Fannie Mae Pool #BK1135 4.50% 2048[7]		378	381
Fannie Mae Pool #CA2642 4.50% 2048[7]		167	169
Fannie Mae Pool #BJ8318 4.50% 2048[7]		87	88
Fannie Mae Pool #BJ5829 4.50% 2048[7]		72	72
Fannie Mae Pool #CA4533 3.00% 2049[7]		38,045	35,798
Fannie Mae Pool #CA4756 3.00% 2049[7]		20,382	19,143
Fannie Mae Pool #BO4808 3.00% 2049[7]		15,620	14,665
Fannie Mae Pool #CA3807 3.00% 2049[7]		5,096	4,795
Fannie Mae Pool #CA3806 3.00% 2049[7]		3,283	3,095
Fannie Mae Pool #CA4800 3.50% 2049[7]		58,120	56,738
Fannie Mae Pool #FM2318 3.50% 2049[7]		26,038	25,316
Fannie Mae Pool #CA4079 3.50% 2049[7]		22,525	21,897
Fannie Mae Pool #CA3068 3.50% 2049[7]		5,968	5,828
Fannie Mae Pool #CA4112 3.50% 2049[7]		1,122	1,095
Fannie Mae Pool #CA3814 3.50% 2049[7]		985	961
Fannie Mae Pool #BO5349 3.50% 2049[7]		80	78
Fannie Mae Pool #BO1345 3.50% 2049[7]		37	36
Fannie Mae Pool #FM1913 4.00% 2049[7]		4,217	4,223
Fannie Mae Pool #CA3976 4.00% 2049[7]		1,684	1,683
Fannie Mae Pool #CA3184 4.00% 2049[7]		310	310
Fannie Mae Pool #CA4432 4.00% 2049[7]		192	191
Fannie Mae Pool #FM1668 4.00% 2049[7]		163	163
Fannie Mae Pool #CA6579 2.00% 2050[7]		53,452	46,652
Fannie Mae Pool #CA7606 3.00% 2050[7]		116,040	109,487

American Balanced Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA8285 3.00% 2050[7]	USD	54,974	$52,006
Fannie Mae Pool #CB0457 2.50% 2051[7]		197,476	178,030
Fannie Mae Pool #CB2375 2.50% 2051[7]		86,873	78,622
Fannie Mae Pool #CB2319 2.50% 2051[7]		86,254	78,065
Fannie Mae Pool #CB2372 2.50% 2051[7]		41,247	37,424
Fannie Mae Pool #BT9483 2.50% 2051[7]		32,685	29,593
Fannie Mae Pool #BT9510 2.50% 2051[7]		32,485	29,446
Fannie Mae Pool #CB2371 2.50% 2051[7]		24,041	21,792
Fannie Mae Pool #CB2373 2.50% 2051[7]		15,011	13,589
Fannie Mae Pool #CA9308 3.00% 2051[7]		135,303	126,329
Fannie Mae Pool #CA8870 3.00% 2051[7]		125,365	117,812
Fannie Mae Pool #FM8453 3.00% 2051[7]		56,539	53,350
Fannie Mae Pool #FM9632 3.00% 2051[7]		46,917	43,928
Fannie Mae Pool #FM9631 3.00% 2051[7]		19,744	18,487
Fannie Mae Pool #CA8969 3.00% 2051[7]		1,503	1,411
Fannie Mae Pool #CB2882 3.00% 2052[7]		87,612	82,147
Fannie Mae Pool #FS0972 3.50% 2052[7]		7,744	7,575
Fannie Mae Pool #BF0189 3.00% 2057[7]		9,457	8,877
Fannie Mae Pool #BF0174 3.00% 2057[7]		5,937	5,554
Fannie Mae Pool #BF0177 3.00% 2057[7]		5,793	5,438
Fannie Mae Pool #BF0145 3.50% 2057[7]		126,308	123,188
Fannie Mae Pool #BF0219 3.50% 2057[7]		27,945	27,263
Fannie Mae Pool #BF0262 3.00% 2058[7]		495	465
Fannie Mae Pool #BF0226 3.50% 2058[7]		39,470	38,719
Fannie Mae Pool #BF0332 3.00% 2059[7]		72,306	67,877
Fannie Mae Pool #BF0497 3.00% 2060[7]		37,237	35,107
Fannie Mae Pool #BF0481 3.50% 2060[7]		101,515	98,634
Fannie Mae Pool #BF0547 3.00% 2061[7]		41,885	39,419
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[7,8]		4	4
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[7]		454	452
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[7]		10	10
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.493% 2023[7,8]		390	388
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.613% 2024[7,8]		414	410
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.639% 2024[7,8]		801	790
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.661% 2024[7,8]		532	524
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[7,8]		11,007	10,928
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[7,8]		4,722	4,720
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[7]		48	47
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[7]		564	555
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[7]		868	858
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[7]		71	71
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[7]		134	133
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.556% 2026[7,8]		30,863	29,743
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[7,8]		21,383	20,872
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.169% 2027[7,8]		25,821	25,468
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[7]		372	320
Freddie Mac Pool #D97504 6.50% 2027[7]		102	105
Freddie Mac Pool #C91130 6.50% 2027[7]		57	61
Freddie Mac Pool #C91150 6.50% 2028[7]		88	94
Freddie Mac Pool #G16210 3.50% 2032[7]		36	37
Freddie Mac Pool #ZA2384 3.50% 2035[7]		219	219
Freddie Mac Pool #C91912 3.00% 2037[7]		17,479	17,162
Freddie Mac Pool #C91917 3.00% 2037[7]		7,842	7,677
Freddie Mac Pool #G06028 5.50% 2037[7]		144	151
Freddie Mac Pool #A56076 5.50% 2037[7]		17	18
Freddie Mac Pool #ZT1449 3.00% 2038[7]		8,243	8,062
Freddie Mac Pool #ZA2505 3.50% 2038[7]		83	81
Freddie Mac Pool #G08248 5.50% 2038[7]		44	48
Freddie Mac Pool #G05979 5.50% 2038[7]		23	24
Freddie Mac Pool #G04552 6.00% 2038[7]		412	451
Freddie Mac Pool #G05546 5.50% 2039[7]		88	94
Freddie Mac Pool #G05937 4.50% 2040[7]		2,625	2,712
Freddie Mac Pool #A90351 4.50% 2040[7]		109	110
Freddie Mac Pool #Q03821 4.50% 2041[7]		388	398
Freddie Mac Pool #A97543 4.50% 2041[7]		386	394
Freddie Mac Pool #A97669 4.50% 2041[7]		172	177
Freddie Mac Pool #Q01190 4.50% 2041[7]		88	89

10	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q03795 4.50% 2041[7]	USD	32	$32
Freddie Mac Pool #Q01160 5.00% 2041[7]		136	143
Freddie Mac Pool #Q11220 3.50% 2042[7]		463	456
Freddie Mac Pool #V80026 3.00% 2043[7]		30	29
Freddie Mac Pool #G07921 3.50% 2043[7]		394	388
Freddie Mac Pool #Q23190 4.00% 2043[7]		241	244
Freddie Mac Pool #Q23185 4.00% 2043[7]		200	202
Freddie Mac Pool #Q26734 4.00% 2044[7]		1,774	1,789
Freddie Mac Pool #760014 2.797% 2045[7,8]		817	814
Freddie Mac Pool #SD0480 3.50% 2045[7]		10,449	10,298
Freddie Mac Pool #Q37988 4.00% 2045[7]		4,608	4,639
Freddie Mac Pool #G60344 4.00% 2045[7]		3,958	4,002
Freddie Mac Pool #Z40130 3.00% 2046[7]		15,741	15,062
Freddie Mac Pool #G60744 3.50% 2046[7]		1,922	1,881
Freddie Mac Pool #V82628 4.00% 2046[7]		8,822	8,898
Freddie Mac Pool #Q40476 4.00% 2046[7]		2,680	2,704
Freddie Mac Pool #Q40458 4.00% 2046[7]		557	558
Freddie Mac Pool #Q41909 4.50% 2046[7]		371	380
Freddie Mac Pool #760015 2.557% 2047[7,8]		5,522	5,458
Freddie Mac Pool #G61733 3.00% 2047[7]		19,159	18,150
Freddie Mac Pool #ZS4747 3.50% 2047[7]		18,463	18,075
Freddie Mac Pool #G61295 3.50% 2047[7]		5,952	5,834
Freddie Mac Pool #ZS4735 3.50% 2047[7]		163	160
Freddie Mac Pool #ZS4726 3.50% 2047[7]		27	26
Freddie Mac Pool #G08775 4.00% 2047[7]		12,579	12,584
Freddie Mac Pool #V83507 4.00% 2047[7]		2,002	2,010
Freddie Mac Pool #G60928 4.50% 2047[7]		2,967	3,032
Freddie Mac Pool #G61628 3.50% 2048[7]		7,145	6,995
Freddie Mac Pool #G61662 3.50% 2048[7]		5,860	5,738
Freddie Mac Pool #Q54547 4.00% 2048[7]		8,855	8,879
Freddie Mac Pool #ZA5889 4.00% 2048[7]		4,036	4,043
Freddie Mac Pool #SI2002 4.00% 2048[7]		40	40
Freddie Mac Pool #QA5118 3.50% 2049[7]		39,048	37,954
Freddie Mac Pool #V85664 3.50% 2049[7]		33,414	32,530
Freddie Mac Pool #SD7508 3.50% 2049[7]		10,449	10,159
Freddie Mac Pool #SD7506 4.00% 2049[7]		51,267	51,361
Freddie Mac Pool #RA1744 4.00% 2049[7]		764	763
Freddie Mac Pool #SD7528 2.00% 2050[7]		110,702	96,860
Freddie Mac Pool #SD7548 2.50% 2051[7]		480,472	436,307
Freddie Mac Pool #RA5259 2.50% 2051[7]		234,749	211,580
Freddie Mac Pool #SD7545 2.50% 2051[7]		77,625	70,499
Freddie Mac Pool #RA6483 2.50% 2051[7]		75,802	68,491
Freddie Mac Pool #QD3220 2.50% 2051[7]		41,596	37,704
Freddie Mac Pool #RA5971 3.00% 2051[7]		55,439	52,088
Freddie Mac Pool #SD7553 3.00% 2052[7]		244,351	229,854
Freddie Mac, Series T041, Class 3A, 4.493% 2032[7,8]		859	866
Freddie Mac, Series 3318, Class JT, 5.50% 2037[7]		940	994
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[7]		15,950	15,815
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[7]		369	368
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[7]		44,055	43,818
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[7]		11,214	11,043
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[7,8]		58,789	59,289
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[7]		27,390	27,180
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 2026[7]		14,670	14,669
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[7]		3,800	3,760
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[7]		99,804	89,419
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[7]		37,882	36,924
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[7,8]		37,392	36,510
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[7,8]		16,549	16,166
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[7]		5,523	5,379
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[7,8]		21,998	21,628

American Balanced Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[7,8]	USD	7,832		$7,575
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[7]		25,810		25,578
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[7]		15,830		15,434
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[7]		6,425		6,280
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[7]		74,417		73,644
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[7]		40,822		39,761
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[7]		8,209		8,141
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[7]		11,696		11,243
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[7]		30,692		30,428
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[7]		24,325		23,896
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[7]		5,807		5,449
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[7]		1,427		1,244
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 2032[7]		14,732		14,553
Government National Mortgage Assn. 2.00% 2052[7,9]		235,582		209,079
Government National Mortgage Assn. 2.50% 2052[7,9]		3,058		2,799
Government National Mortgage Assn. 3.00% 2052[7,9]		225,725		212,622
Government National Mortgage Assn. 3.00% 2052[7,9]		24,275		22,892
Government National Mortgage Assn. 4.00% 2052[7,9]		317		315
Government National Mortgage Assn. 4.00% 2052[7,9]		271		270
Government National Mortgage Assn. 4.50% 2052[7,9]		985,829		996,842
Government National Mortgage Assn. 5.00% 2052[7,9]		177,943		181,697
Government National Mortgage Assn. Pool #004291 6.00% 2038[7]		1,379		1,510
Government National Mortgage Assn. Pool #783219 4.00% 2041[7]		3,566		3,655
Government National Mortgage Assn. Pool #MA1601 4.00% 2044[7]		41		42
Government National Mortgage Assn. Pool #MA3175 4.50% 2045[7]		3,329		3,490
Government National Mortgage Assn. Pool #MA3107 4.50% 2045[7]		77		81
Government National Mortgage Assn. Pool #MA3873 3.00% 2046[7]		24,554		23,559
Government National Mortgage Assn. Pool #MA4901 4.00% 2047[7]		20,057		20,220
Government National Mortgage Assn. Pool #MA4587 4.00% 2047[7]		12,060		12,143
Government National Mortgage Assn. Pool #MA4779 4.00% 2047[7]		2,507		2,528
Government National Mortgage Assn. Pool #MA4653 4.00% 2047[7]		2,099		2,116
Government National Mortgage Assn. Pool #MA5191 3.50% 2048[7]		24,178		23,774
Government National Mortgage Assn. Pool #MA5078 4.00% 2048[7]		22,450		22,577
Government National Mortgage Assn. Pool #MA5528 4.00% 2048[7]		519		522
Government National Mortgage Assn. Pool #MA5193 4.50% 2048[7]		4,097		4,193
Government National Mortgage Assn. Pool #MA5652 4.50% 2048[7]		1,486		1,513
Government National Mortgage Assn. Pool #MA5816 3.50% 2049[7]		25,433		24,879
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[7]		—	[10]	—	[10]
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[7]		5,247		5,344
Government National Mortgage Assn. Pool #MA5818 4.50% 2049[7]		1,114		1,134
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[7]		607		620
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[7]		442		450
Government National Mortgage Assn. Pool #MA6341 4.50% 2049[7]		432		440
Government National Mortgage Assn. Pool #MA7259 4.50% 2051[7]		10,002		10,237
Government National Mortgage Assn. Pool #MA7140 4.50% 2051[7]		451		460
Government National Mortgage Assn. Pool #710085 5.035% 2061[7]		3		3
Uniform Mortgage-Backed Security 2.50% 2037[7,9]		121,072		115,649
Uniform Mortgage-Backed Security 2.00% 2052[7,9]		389,017		337,351
Uniform Mortgage-Backed Security 2.50% 2052[7,9]		120,877		108,616
Uniform Mortgage-Backed Security 3.00% 2052[7,9]		844,253		785,683
Uniform Mortgage-Backed Security 3.00% 2052[7,9]		33,809		31,498
Uniform Mortgage-Backed Security 3.50% 2052[7,9]		1,318,996		1,267,366
Uniform Mortgage-Backed Security 4.00% 2052[7,9]		1,654,639		1,629,335
Uniform Mortgage-Backed Security 4.00% 2052[7,9]		358,954		352,861

12	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 4.50% 2052[7,9]	USD	1,156,353	$1,156,413
Uniform Mortgage-Backed Security 4.50% 2052[7,9]		1,076,609	1,078,670
Uniform Mortgage-Backed Security 5.00% 2052[7,9]		422,473	429,215
Uniform Mortgage-Backed Security 5.00% 2052[7,9]		190,580	194,038
			14,022,432

Commercial mortgage-backed securities 0.53%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[7]		405	392
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[7]		3,422	3,370
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[7]		4,013	3,742
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[7]		515	498
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[7]		795	773
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[7,8]		9,618	9,630
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[7]		17,962	15,768
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.507% 2064[7,8]		12,752	11,915
Barclays Commercial Mortgage Securities, LLC, Series 2017-DELC, Class A, 2.174% 2036[4,7,8]		11,890	11,658
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[7]		11,250	10,874
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[7]		9,988	9,955
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[7]		17,048	14,827
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[7,8]		3,073	3,106
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.594% 2055[7,8]		32,560	33,228
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[7]		8,000	7,331
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.767%) 2.27% 2039[4,7,8]		8,311	8,163
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 2.819% 2039[4,7,8]		6,340	6,232
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 3.177% 2037[4,7,8]		23,495	23,073
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 1.913% 2034[4,7,8]		34,729	33,003
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.024% 2036[4,7,8]		43,661	42,176
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.223% 2036[4,7,8]		73,046	68,806
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 2.274% 2036[4,7,8]		2,020	1,903
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 2.621% 2036[4,7,8]		24,867	23,309
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 2.825% 2037[4,7,8]		29,984	29,243
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 4.173% 2037[4,7,8]		4,725	4,521
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.994% 2038[4,7,8]		54,183	52,089
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 2.174% 2038[4,7,8]		45,534	43,897
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 4.467% 2035[4,7,8]		12,425	11,977
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[7]		12,890	12,395
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[7]		1,746	1,726
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[7]		800	766
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[7]		2,395	2,349
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[4,7,8]		1,070	1,066
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[7]		1,279	1,269
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[7]		15,135	14,971
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[7]		3,693	3,664
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.711% 2048[7,8]		701	664
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[7,8]		1,000	930
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[7]		550	529
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 2.405% 2038[4,7,8]		18,724	18,283
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 2.705% 2038[4,7,8]		15,184	14,755
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 3.025% 2038[4,7,8]		10,888	10,557

American Balanced Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 3.575% 2038[4,7,8]	USD	4,792	$4,637
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 2032[7]		49,523	44,581
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[4,7]		27,847	23,096
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 2048[7]		3,718	3,682
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[7]		1,568	1,519
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[7]		405	397
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[7]		19,842	17,285
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[7]		12,784	12,738
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[7]		2,520	2,460
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[4,7]		39,275	36,236
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[4,7]		13,882	12,749
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 2039[4,7,8]		11,849	10,580
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[4,7]		12,316	10,790
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[7,8]		8,015	7,778
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 2.374% 2038[4,7,8]		43,218	41,687
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 2.724% 2038[4,7,8]		7,617	7,312
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[4,7]		72,851	64,198
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 2.125% 2026[4,7,8]		16,128	15,738
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[7]		2,652	2,630
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[7]		8,016	7,932
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[7]		1,668	1,642
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[7]		1,600	1,556
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[7]		972	950
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[7]		2,490	2,440
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[7,8]		704	661
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[4,7]		25,630	21,810
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 2.055% 2038[4,7,8]		25,963	24,708
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 2.279% 2039[4,7,8]		54,009	52,021
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[7]		9,492	9,252
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.219% 2048[7,8]		750	713
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[7]		455	427
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[7]		10,015	9,841
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[7]		4,008	3,694
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[7]		800	782
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[7]		795	774
			1,028,679

Collateralized mortgage-backed obligations (privately originated) 0.36%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[4,7,8]		7,166	6,652
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[4,7]		728	700
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056 (3.495% on 2/25/2026)[4,7,11]		18,948	18,003
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.224% 2029[4,7,8]		11,409	11,365
Binom Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2061[4,7,8]		10,194	9,798
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[4,7,8]		4,006	3,698
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[4,7,8]		2,682	2,596
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[4,7]		12,886	12,039

14	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 2070 (6.125% on 1/29/2025)[4,7,11]	USD	25,524	$23,200
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[4,7,8]		2,235	2,209
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[4,7,8]		4,115	4,035
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 2031[4,7,8]		6,481	6,174
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 3.861% 2068[4,7,8]		6,594	6,481
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 2.369% 2033[7,8]		345	329
CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[4,7,8]		32,707	31,711
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[4,7,8]		987	939
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[4,7,8]		20,356	18,546
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 1.676% 2041[4,7,8]		2,248	2,226
Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[4,7,8]		8,801	8,635
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[4,7]		17,513	16,174
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[4,7,8]		15,385	14,496
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[7]		221	214
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[7]		86	86
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[7]		774	753
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[4,7]		62,107	66,894
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[4,7]		15,628	16,842
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 2069[4,7]		2,200	2,232
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 2069[4,7]		1,969	2,052
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[4,7,8]		26,515	22,792
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 2051[4,7,8]		20,296	17,435
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[4,7,8]		18,992	16,315
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[4,7,8]		18,432	15,798
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[4,7,8]		17,785	15,305
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 4.924% 2027[7,8]		4,489	4,531
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 2.226% 2042[4,7,8]		18,612	18,195
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[4,7,8]		14,663	14,442
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[4,7,8]		40,620	37,101
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[4,7]		16,335	14,611
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[4,7,8]		3,988	3,440
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[7]		930	892
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[4,7,8]		21,567	21,570
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[4,7,8]		14,524	14,468
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[4,7,8]		7,159	6,744
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[4,7,11]		14,125	13,227
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 2.424% 2053[4,7,8]		9,241	9,188
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 2.474% 2055[4,7,8]		32,320	31,408
Mill City Mortgage Trust, Series 15-1, Class M2, 3.631% 2056[4,7,8]		5,123	5,112
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.10% 2022[4,7,8]		30,254	29,877
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[4,7,8]		803	793
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2052[4,7,8]		22,896	19,598
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[4,7,8]		41,360	35,469
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 2039[4,7]		7,764	7,338
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[4,7,8]		4,411	4,326
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 2054[4,7,8]		2,708	2,695
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 2055[4,7,8]		7,292	7,244
Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 2055[4,7,8]		2,686	2,688

American Balanced Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 2056[4,7,8]	USD	8,460	$8,195
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 2057[4,7,8]		9,394	9,173
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[4,7]		656	606
			699,655

Total mortgage-backed obligations			15,750,766

Corporate bonds, notes & loans 6.47%
Financials 2.10%
AerCap Holdings NV 6.50% 2025		7,190	7,367
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023		23,000	21,930
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024		65,961	60,976
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026		48,625	42,375
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028		58,191	49,070
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032		26,947	21,599
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033		18,017	14,249
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041		14,504	10,474
Ally Financial, Inc. 8.00% 2031		4,250	4,656
Ally Financial, Inc. 8.00% 2031		3,250	3,617
American Express Co. 2.25% 2025		20,000	19,237
American Express Co. 2.55% 2027		13,925	12,986
American International Group, Inc. 2.50% 2025		11,150	10,642
American International Group, Inc. 4.375% 2050		4,240	3,769
Arthur J. Gallagher & Co. 3.50% 2051		5,791	4,439
AXA SA, Series B, 6.379% junior subordinated perpetual bonds (3-month USD-LIBOR + 2.256% on 12/14/2036)[4,11]		2,000	2,283
Banco Santander, SA 1.722% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[11]		20,600	17,895
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[11]		21,127	18,541
Bank of America Corp. 1.843% 2025 (USD-SOFR + 0.67% on 2/4/2024)[11]		25,000	24,118
Bank of America Corp. 3.841% 2025 (USD-SOFR + 1.11% on 4/25/2024)[11]		22,000	21,908
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[11]		19,820	17,764
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[11]		12,694	11,398
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[11]		3,490	3,253
Bank of America Corp. 4.376% 2028 (USD-SOFR + 1.58% on 4/27/2027)[11]		22,000	21,678
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[11]		69,705	59,758
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[11]		16,073	13,005
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[11]		2,895	2,391
Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)[11]		19,105	16,294
Bank of America Corp. 4.571% 2033 (USD-SOFR + 1.83% on 4/27/2032)[11]		22,000	21,437
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[4,11]		8,500	8,130
BNP Paribas 4.375% 2025[4]		5,700	5,618
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[4,11]		44,073	40,748
BNP Paribas 4.375% 2026[4]		6,350	6,225
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[4,11]		31,320	27,718
BNP Paribas 1.675% 2027 (USD-SOFR + 0.912% on 6/30/2026)[4,11]		2,408	2,125
BNP Paribas 2.591% 2028 (USD-SOFR + 1.228% on 1/20/2027)[4,11]		83,056	74,771
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[4,11]		24,859	20,820
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[4,11]		30,232	25,018
Capital One Financial Corp. 1.343% 2024 (USD-SOFR + 0.69% on 12/6/2023)[11]		34,875	33,445
Capital One Financial Corp. 4.927% 2028 (USD-SOFR + 2.057% on 5/10/2027)[11]		21,500	21,311
Charles Schwab Corp. 3.45% 2026		1,616	1,601
Charles Schwab Corp. 2.45% 2027		14,200	13,254
Charles Schwab Corp. 2.90% 2032		20,000	17,630
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031		10,606	8,609
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[11]		16,783	15,742
Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)[11]		61,105	56,727
Citigroup, Inc. 4.658% 2028 (USD-SOFR + 1.887% on 5/24/2027)[11]		7,324	7,274
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[11]		5,370	4,692
Citigroup, Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[11]		2,330	2,228
CME Group, Inc. 3.75% 2028		2,230	2,201
Corebridge Financial, Inc. 3.50% 2025[4]		19,009	18,488
Corebridge Financial, Inc. 3.65% 2027[4]		43,861	41,270
Corebridge Financial, Inc. 3.85% 2029[4]		29,794	27,561
Corebridge Financial, Inc. 3.90% 2032[4]		16,820	15,106
Corebridge Financial, Inc. 4.35% 2042[4]		1,622	1,386
Corebridge Financial, Inc. 4.40% 2052[4]		3,907	3,266

16	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Crédit Agricole SA 4.375% 2025[4]	USD	5,460	$5,376
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[4,11]		17,106	15,755
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[4,11]		13,656	12,044
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,11]		22,137	21,993
Credit Suisse Group AG 3.80% 2023		7,287	7,221
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[4,11]		3,275	3,085
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[4,11]		23,000	20,877
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[4,11]		41,805	35,975
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,11]		6,200	5,577
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[4,11]		16,846	14,922
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[4,11]		42,057	33,513
Danske Bank AS 3.773% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[4,11]		20,000	19,683
Danske Bank AS 1.549% 2027 (UST Yield Curve Rate T Note Constant Maturity 1-year + 0.73% on 9/10/2026)[4,11]		45,000	39,440
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[4,11]		14,225	13,503
Deutsche Bank AG 3.30% 2022		13,571	13,570
Deutsche Bank AG 3.95% 2023		63,683	63,560
Deutsche Bank AG 0.898% 2024		19,230	18,029
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[11]		45,250	43,654
Deutsche Bank AG 3.70% 2024		42,641	42,153
Deutsche Bank AG 3.70% 2024		28,800	28,309
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[11]		39,100	37,819
Deutsche Bank AG 4.50% 2025		2,400	2,288
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[11]		107,878	95,948
Deutsche Bank AG 4.10% 2026		21,547	21,171
Deutsche Bank AG 4.10% 2026		5,139	5,084
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[11]		25,800	22,285
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[11]		60,805	52,681
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[11]		24,890	20,861
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[11]		9,250	7,328
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[11]		44,600	39,182
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[11]		121,291	107,427
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[11]		40,366	36,665
Goldman Sachs Group, Inc. 3.615% 2028 (USD-SOFR + 1.846% on 3/15/2027)[11]		60,638	57,434
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[11]		108,358	92,651
Groupe BPCE SA 2.75% 2023[4]		2,510	2,503
Groupe BPCE SA 5.70% 2023[4]		13,830	14,042
Groupe BPCE SA 4.625% 2024[4]		33,950	33,777
Groupe BPCE SA 5.15% 2024[4]		39,440	39,471
Groupe BPCE SA 1.625% 2025[4]		24,000	22,642
Groupe BPCE SA 1.00% 2026[4]		25,000	22,203
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[4,11]		7,975	7,150
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[4,11]		325	257
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[11]		2,350	2,243
HSBC Holdings PLC 1.589% 2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[11]		3,250	2,860
HSBC Holdings PLC 4.755% 2028 (USD-SOFR + 2.11% on 6/9/2027)[11]		2,247	2,186
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[11]		5,940	5,461
Huarong Finance 2017 Co., Ltd. 4.25% 2027		47,000	41,007
Huarong Finance II Co., Ltd. 5.50% 2025		44,000	42,735
Intesa Sanpaolo SpA 3.125% 2022[4]		61,295	61,298
Intesa Sanpaolo SpA 3.375% 2023[4]		68,977	68,688
Intesa Sanpaolo SpA 3.25% 2024[4]		5,540	5,368
Intesa Sanpaolo SpA 5.017% 2024[4]		78,202	74,691
Intesa Sanpaolo SpA 3.875% 2027[4]		70,094	64,744
Intesa Sanpaolo SpA 3.875% 2028[4]		43,573	40,351
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[11]		61,442	57,429
JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)[11]		15,000	14,834
JPMorgan Chase & Co. 1.47% 2027 (USD-SOFR + 0.765% on 9/22/2026)[11]		92,000	80,754
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[11]		45,000	41,728
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[11]		53,000	52,174
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[11]		54,174	46,640
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[11]		1,196	1,176
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[11]		21,318	19,207

American Balanced Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[11]	USD	3,200	$3,190
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[11]		22,400	21,215
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[11]		3,100	2,759
Lloyds Banking Group PLC 3.75% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[11]		37,368	35,593
Marsh & McLennan Companies, Inc. 3.875% 2024		2,500	2,507
Marsh & McLennan Companies, Inc. 4.375% 2029		3,750	3,710
Marsh & McLennan Companies, Inc. 2.25% 2030		7,010	5,922
Metropolitan Life Global Funding I 2.95% 2030[4]		10,000	9,027
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024		12,500	12,186
Mitsubishi UFJ Financial Group, Inc. 0.962% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[11]		46,000	42,646
Mitsubishi UFJ Financial Group, Inc. 2.193% 2025		16,520	15,699
Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[11]		48,000	42,484
Mitsubishi UFJ Financial Group, Inc. 1.64% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[11]		34,600	30,523
Mitsubishi UFJ Financial Group, Inc. 2.341% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[11]		24,000	21,651
Mitsubishi UFJ Financial Group, Inc. 4.08% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[11]		23,000	22,426
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029		960	867
Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[11]		34,000	29,967
Morgan Stanley 2.63% 2026 (USD-SOFR + 0.94% on 2/18/2025)[11]		23,000	21,972
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[11]		83,064	72,999
Morgan Stanley 2.475% 2028 (USD-SOFR + 1.00% on 1/21/2027)[11]		14,536	13,226
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[11]		22,000	21,529
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[11]		9,995	7,936
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[11]		31,624	25,652
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[11]		14,421	12,375
Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)[11]		8,669	8,404
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[11]		2,854	2,251
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2050)[11]		3,130	3,383
MSCI, Inc. 3.25% 2033[4]		26,400	21,094
National Australia Bank, Ltd. 1.887% 2027[4]		15,000	13,618
New York Life Global Funding 2.25% 2022[4]		2,910	2,910
New York Life Global Funding 2.35% 2026[4]		2,970	2,809
Northwestern Mutual Global Funding 1.75% 2027[4]		46,700	42,493
Power Financial Corp., Ltd. 5.25% 2028		3,067	3,050
Power Financial Corp., Ltd. 6.15% 2028		2,760	2,872
Power Financial Corp., Ltd. 4.50% 2029		4,446	4,151
Power Financial Corp., Ltd. 3.95% 2030		9,727	8,635
Prudential Financial, Inc. 4.35% 2050		7,760	7,165
Prudential Financial, Inc. 3.70% 2051		945	791
Royal Bank of Canada 1.15% 2025		4,420	4,095
Santander Holdings USA, Inc. 3.40% 2023		31,220	31,181
Santander Holdings USA, Inc. 3.50% 2024		41,605	40,911
Santander Holdings USA, Inc. 2.49% 2028[11]		28,375	25,066
Sumitomo Mitsui Banking Corp. 2.174% 2027		8,800	7,966
Synchrony Financial 4.25% 2024		12,369	12,306
Synchrony Financial 4.375% 2024		11,550	11,487
Toronto-Dominion Bank 2.65% 2024		7,113	6,987
Toronto-Dominion Bank 1.25% 2026		19,849	17,634
Toronto-Dominion Bank 1.95% 2027		10,000	9,054
Toronto-Dominion Bank 2.45% 2032		7,500	6,274
Travelers Companies, Inc. 4.00% 2047		3,380	3,001
UBS Group AG 4.125% 2025[4]		4,030	4,004
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[4,11]		1,350	1,199
UBS Group AG 1.494% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[4,11]		39,750	34,812
UBS Group AG 4.751% 2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[4,11]		22,350	22,141

18	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
UniCredit SpA 4.625% 2027[4]	USD	5,540	$5,319
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[4,11]		29,627	26,104
Unum Group 3.875% 2025		5,045	4,965
Vigorous Champion International, Ltd. 4.25% 2029		3,162	2,936
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[11]		45,118	43,003
Wells Fargo & Company 3.908% 2026 (USD-SOFR + 1.32% on 4/25/2025)[11]		12,889	12,692
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[11]		108,694	103,046
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[11]		21,635	19,043
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[11]		2,650	2,606
Westpac Banking Corp. 2.75% 2023		6,880	6,870
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[11]		3,750	3,558
Westpac Banking Corp. 4.11% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[11]		3,750	3,431
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[11]		28,300	22,554
Westpac Banking Corp. 2.963% 2040		12,915	9,361
			4,072,048

Consumer discretionary 0.87%
Alibaba Group Holding, Ltd. 3.15% 2051		4,560	3,121
Amazon.com, Inc. 1.20% 2027		6,250	5,566
Amazon.com, Inc. 2.70% 2060		2,770	1,883
American Honda Finance Corp. 3.50% 2028		2,500	2,411
Bayerische Motoren Werke AG 3.45% 2023[4]		4,943	4,947
Daimler Trucks Finance North America, LLC 1.125% 2023[4]		24,000	23,055
Daimler Trucks Finance North America, LLC 1.625% 2024[4]		14,750	13,881
Daimler Trucks Finance North America, LLC 3.50% 2025[4]		8,050	7,893
Daimler Trucks Finance North America, LLC 2.00% 2026[4]		22,985	20,672
Daimler Trucks Finance North America, LLC 3.65% 2027[4]		15,255	14,627
Daimler Trucks Finance North America, LLC 2.375% 2028[4]		12,025	10,362
Daimler Trucks Finance North America, LLC 2.50% 2031[4]		18,675	15,237
DaimlerChrysler North America Holding Corp. 1.75% 2023[4]		31,720	31,352
DaimlerChrysler North America Holding Corp. 3.65% 2024[4]		16,430	16,407
General Motors Company 6.125% 2025		32,572	33,720
General Motors Company 4.20% 2027		3,294	3,128
General Motors Company 6.80% 2027		24,419	25,733
General Motors Financial Co. 3.25% 2023		8,417	8,404
General Motors Financial Co. 3.70% 2023		11,361	11,362
General Motors Financial Co. 1.20% 2024		30,175	28,085
General Motors Financial Co. 3.50% 2024		5,581	5,458
General Motors Financial Co. 2.75% 2025		37,107	34,868
General Motors Financial Co. 3.80% 2025		39,424	38,486
General Motors Financial Co. 1.25% 2026		9,250	8,160
General Motors Financial Co. 1.50% 2026		65,307	57,090
General Motors Financial Co. 4.00% 2026		4,991	4,774
General Motors Financial Co. 2.35% 2027		52,178	46,002
General Motors Financial Co. 2.70% 2027		57,556	50,693
General Motors Financial Co. 2.40% 2028		44,149	36,704
General Motors Financial Co. 2.40% 2028		22,789	19,283
General Motors Financial Co. 4.30% 2029		23,000	21,129
General Motors Financial Co. 3.60% 2030		5,785	5,004
General Motors Financial Co. 2.35% 2031		43,356	33,657
General Motors Financial Co. 2.70% 2031		30,169	23,803
General Motors Financial Co. 3.10% 2032		6,075	4,888
Home Depot, Inc. 1.50% 2028		15,000	13,072
Home Depot, Inc. 2.95% 2029		2,390	2,233
Home Depot, Inc. 1.875% 2031		10,000	8,338
Hyundai Capital America 2.85% 2022[4]		15,347	15,310
Hyundai Capital America 3.25% 2022[4]		4,430	4,429
Hyundai Capital America 1.25% 2023[4]		13,111	12,711
Hyundai Capital America 2.375% 2023[4]		39,473	38,979
Hyundai Capital America 5.75% 2023[4]		9,000	9,137
Hyundai Capital America 0.875% 2024[4]		21,810	20,404
Hyundai Capital America 1.00% 2024[4]		93,880	87,219

American Balanced Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hyundai Capital America 3.40% 2024[4]	USD	36,500	$35,832
Hyundai Capital America 1.80% 2025[4]		3,275	2,999
Hyundai Capital America 2.65% 2025[4]		51,765	49,426
Hyundai Capital America 5.875% 2025[4]		9,000	9,283
Hyundai Capital America 1.30% 2026[4]		23,790	21,142
Hyundai Capital America 1.50% 2026[4]		26,208	23,227
Hyundai Capital America 1.65% 2026[4]		66,550	58,737
Hyundai Capital America 2.375% 2027[4]		23,851	21,003
Hyundai Capital America 3.00% 2027[4]		41,243	37,973
Hyundai Capital America 1.80% 2028[4]		21,000	17,745
Hyundai Capital America 2.00% 2028[4]		15,841	13,334
Hyundai Capital America 2.10% 2028[4]		30,758	25,953
Hyundai Capital Services, Inc. 2.125% 2025[4]		6,975	6,596
Hyundai Capital Services, Inc. 1.25% 2026[4]		9,245	8,327
KIA Corp. 2.375% 2025[4]		13,200	12,638
Marriott International, Inc. 5.75% 2025		1,305	1,355
Marriott International, Inc. 3.125% 2026		1,640	1,567
Marriott International, Inc. 2.85% 2031		710	590
Marriott International, Inc. 2.75% 2033		21,521	16,952
Nissan Motor Acceptance Co., LLC 1.125% 2024[4]		21,300	19,593
Nissan Motor Acceptance Co., LLC 1.85% 2026[4]		48,361	40,798
Nissan Motor Acceptance Co., LLC 2.45% 2028[4]		30,175	24,365
Nissan Motor Co., Ltd. 2.60% 2022[4]		3,350	3,334
Nissan Motor Co., Ltd. 3.043% 2023[4]		800	787
Nissan Motor Co., Ltd. 3.522% 2025[4]		30,055	28,482
Nissan Motor Co., Ltd. 2.00% 2026[4]		42,000	36,388
Nissan Motor Co., Ltd. 4.345% 2027[4]		39,000	35,831
Nissan Motor Co., Ltd. 2.75% 2028[4]		53,150	44,486
Nissan Motor Co., Ltd. 4.81% 2030[4]		44,660	39,718
Sands China, Ltd. 2.55% 2027[4,11]		8,630	6,299
Stellantis Finance US, Inc. 1.711% 2027[4]		37,275	32,444
Stellantis Finance US, Inc. 2.691% 2031[4]		29,155	23,115
The Board of Trustees of The Leland Stanford Junior University 1.289% 2027		4,000	3,594
Toyota Motor Credit Corp. 0.80% 2026		15,815	14,300
Toyota Motor Credit Corp. 1.90% 2027		14,250	13,104
Volkswagen Group of America Finance, LLC 2.85% 2024[4]		10,113	9,859
Volkswagen Group of America Finance, LLC 1.25% 2025[4]		8,168	7,321
Volkswagen Group of America Finance, LLC 3.35% 2025[4]		10,544	10,201
Volkswagen Group of America Finance, LLC 4.625% 2025[4]		20,713	20,720
Volkswagen Group of America Finance, LLC 4.35% 2027[4]		21,650	21,241
			1,684,336

Energy 0.67%
Baker Hughes Co. 4.486% 2030		6,120	6,039
Canadian Natural Resources, Ltd. 3.80% 2024		24	24
Canadian Natural Resources, Ltd. 2.05% 2025		4,810	4,505
Canadian Natural Resources, Ltd. 3.85% 2027		35,021	33,594
Canadian Natural Resources, Ltd. 4.95% 2047		971	922
Cenovus Energy, Inc. 5.375% 2025		18,304	18,858
Cenovus Energy, Inc. 4.25% 2027		73,969	72,569
Cenovus Energy, Inc. 2.65% 2032		23,350	19,341
Cenovus Energy, Inc. 5.40% 2047		50,949	49,058
Cheniere Energy, Inc. 3.70% 2029		432	396
Diamondback Energy, Inc. 4.40% 2051		21,428	18,296
Diamondback Energy, Inc. 4.25% 2052		15,577	12,955
Enbridge Energy Partners LP 7.375% 2045		24,514	29,271
Enbridge Energy Partners LP, Series B, 7.50% 2038		9,250	10,886
Enbridge, Inc. 3.40% 2051		24,779	18,678
Energy Transfer Operating LP 5.875% 2024		1,133	1,156
Energy Transfer Operating LP 2.90% 2025		34,105	32,451
Energy Transfer Operating LP 3.75% 2030		25,002	22,557
Energy Transfer Operating LP 5.00% 2050		45,612	38,883
Energy Transfer Partners LP 4.20% 2023		11,090	11,111
Energy Transfer Partners LP 4.50% 2024		18,235	18,256
Energy Transfer Partners LP 4.20% 2027		958	921
Energy Transfer Partners LP 4.95% 2028		12,115	11,950
Energy Transfer Partners LP 5.25% 2029		24,780	24,574

20	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Energy Transfer Partners LP 6.125% 2045	USD	10,000	$9,558
Energy Transfer Partners LP 5.30% 2047		6,370	5,529
Energy Transfer Partners LP 6.00% 2048		3,630	3,417
Energy Transfer Partners LP 6.25% 2049		52,980	51,468
Enterprise Products Operating, LLC 3.90% 2024		4,140	4,137
Equinor ASA 1.75% 2026		9,289	8,666
Equinor ASA 3.625% 2028		14,615	14,298
Exxon Mobil Corp. 2.019% 2024		7,090	6,913
Exxon Mobil Corp. 3.452% 2051		7,500	6,146
Halliburton Company 3.80% 2025		107	106
MPLX LP 3.50% 2022		5,480	5,478
MPLX LP 4.875% 2025		5,000	5,030
MPLX LP 1.75% 2026		11,684	10,539
MPLX LP 4.125% 2027		5,880	5,690
MPLX LP 2.65% 2030		9,806	8,195
MPLX LP 4.50% 2038		3,130	2,750
MPLX LP 4.70% 2048		8,622	7,266
MPLX LP 5.50% 2049		22,553	20,970
ONEOK, Inc. 2.20% 2025		745	694
ONEOK, Inc. 5.85% 2026		26,170	27,160
ONEOK, Inc. 3.10% 2030		2,122	1,826
ONEOK, Inc. 6.35% 2031		3,419	3,575
ONEOK, Inc. 4.95% 2047		1,005	859
ONEOK, Inc. 5.20% 2048		15,940	14,166
ONEOK, Inc. 4.45% 2049		2,525	2,016
ONEOK, Inc. 4.50% 2050		7,705	6,187
ONEOK, Inc. 7.15% 2051		7,405	7,872
Petróleos Mexicanos 6.875% 2025		31,230	29,277
Petróleos Mexicanos 6.875% 2026		161,033	145,418
Petróleos Mexicanos 6.50% 2027		146,455	127,428
Petróleos Mexicanos 5.35% 2028		29,740	23,680
Petróleos Mexicanos 6.50% 2029		2,738	2,234
Petróleos Mexicanos 8.75% 2029[4]		19,791	17,955
Petróleos Mexicanos 5.95% 2031		16,804	12,342
Petróleos Mexicanos 6.70% 2032		113,113	86,486
Petróleos Mexicanos 6.75% 2047		1,882	1,169
Pioneer Natural Resources Company 2.15% 2031		14,392	11,864
Plains All American Pipeline LP 3.80% 2030		5,683	5,029
Qatar Petroleum 2.25% 2031[4]		20,770	17,776
Qatar Petroleum 3.125% 2041[4]		16,190	12,737
Qatar Petroleum 3.30% 2051[4]		14,645	11,344
Sabine Pass Liquefaction, LLC 5.75% 2024		49,560	50,587
Sabine Pass Liquefaction, LLC 4.50% 2030		579	555
Schlumberger BV 4.00% 2025[4]		2,500	2,488
Statoil ASA 3.25% 2024		1,690	1,681
Statoil ASA 4.25% 2041		6,000	5,627
Sunoco Logistics Operating Partners LP 4.00% 2027		3,300	3,126
Sunoco Logistics Operating Partners LP 5.40% 2047		2,695	2,370
Total Capital International 3.127% 2050		10,000	7,665
TransCanada PipeLines, Ltd. 4.875% 2048		2,500	2,403
TransCanada PipeLines, Ltd., junior subordinated, 5.625% 2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[11]		6,410	6,066
Williams Partners LP 6.30% 2040		2,669	2,830
Woodside Petroleum, Ltd. 3.65% 2025[4]		3,100	3,049
			1,290,948

Utilities 0.64%
AEP Transmission Co., LLC 3.65% 2050		2,925	2,422
American Electric Power Company, Inc. 1.00% 2025		2,200	1,981
Baltimore Gas & Electric 4.55% 2052		4,325	4,200
Comisión Federal de Electricidad 4.688% 2029[4]		40,160	36,049
Consumers Energy Co. 3.10% 2050		7,500	5,778
Duke Energy Carolinas, LLC 3.95% 2028		5,340	5,269
Duke Energy Corp. 0.90% 2025		4,575	4,145
Duke Energy Progress, LLC 3.70% 2046		2,250	1,919
Duke Energy Progress, LLC 2.50% 2050		1,026	703
Duke Energy Progress, LLC 2.90% 2051		474	350

American Balanced Fund	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Edison International 3.125% 2022	USD	7,625	$7,614
Edison International 3.55% 2024		38,511	37,607
Edison International 4.95% 2025		750	753
Edison International 5.75% 2027		14,328	14,554
Edison International 4.125% 2028		21,895	20,437
Electricité de France SA 4.75% 2035[4]		3,500	3,261
Electricité de France SA 4.875% 2038[4]		7,025	6,230
Electricité de France SA 5.60% 2040		1,475	1,414
Emera US Finance LP 0.833% 2024		4,800	4,485
Emera US Finance LP 3.55% 2026		4,430	4,246
Emera US Finance LP 2.639% 2031		6,400	5,324
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[11]		2,900	2,809
Enersis Américas SA 4.00% 2026		4,330	4,186
Entergy Corp. 3.75% 2050		5,850	4,603
Eversource Energy 2.70% 2026		4,085	3,849
FirstEnergy Corp. 3.50% 2028[4]		4,363	4,109
FirstEnergy Corp. 4.10% 2028[4]		3,900	3,809
FirstEnergy Transmission, LLC 2.866% 2028[4]		21,285	18,024
Georgia Power Co. 3.70% 2050		1,000	796
Jersey Central Power & Light Co. 4.30% 2026[4]		1,458	1,442
Jersey Central Power & Light Co. 2.75% 2032[4]		3,000	2,555
Monongahela Power Co. 3.55% 2027[4]		6,225	5,928
NextEra Energy Capital Holdings, Inc. 1.875% 2027		24,000	21,665
NextEra Energy Capital Holdings, Inc. 2.75% 2029		3,422	3,028
NextEra Energy Capital Holdings, Inc. 2.25% 2030		6,265	5,267
Northeast Utilities 3.15% 2025		4,580	4,492
Northern States Power Co. 3.60% 2046		6,750	5,787
Pacific Gas and Electric Co. 1.367% 2023		41,955	41,326
Pacific Gas and Electric Co. 3.85% 2023		6,838	6,749
Pacific Gas and Electric Co. 3.40% 2024		4,125	3,968
Pacific Gas and Electric Co. 2.95% 2026		41,014	37,318
Pacific Gas and Electric Co. 3.15% 2026		156,965	143,931
Pacific Gas and Electric Co. 2.10% 2027		3,819	3,205
Pacific Gas and Electric Co. 3.30% 2027		64,132	56,052
Pacific Gas and Electric Co. 3.30% 2027		4,525	4,058
Pacific Gas and Electric Co. 3.00% 2028		21,447	18,503
Pacific Gas and Electric Co. 3.75% 2028		36,497	32,254
Pacific Gas and Electric Co. 4.65% 2028		10,305	9,557
Pacific Gas and Electric Co. 4.55% 2030		128,392	114,206
Pacific Gas and Electric Co. 2.50% 2031		80,655	61,770
Pacific Gas and Electric Co. 3.25% 2031		16,602	13,426
Pacific Gas and Electric Co. 3.30% 2040		13,756	9,505
Pacific Gas and Electric Co. 3.75% 2042		37,848	25,681
Pacific Gas and Electric Co. 3.50% 2050		15,312	10,257
Pennsylvania Electric Co. 3.25% 2028[4]		3,000	2,786
Public Service Electric and Gas Co. 3.05% 2024		3,360	3,328
Public Service Electric and Gas Co. 3.60% 2047		6,175	5,237
Public Service Electric and Gas Co. 3.85% 2049		4,290	3,790
Public Service Electric and Gas Co. 2.05% 2050		5,365	3,355
San Diego Gas & Electric Co. 1.70% 2030		9,175	7,540
Southern California Edison Co. 3.70% 2025		434	427
Southern California Edison Co. 2.85% 2029		9,970	8,843
Southern California Edison Co. 4.20% 2029		34,158	32,901
Southern California Edison Co. 2.25% 2030		3,033	2,549
Southern California Edison Co. 2.75% 2032		28,500	24,106
Southern California Edison Co. 5.35% 2035		26,304	26,280
Southern California Edison Co. 5.75% 2035		10,554	10,926
Southern California Edison Co. 5.625% 2036		22,665	22,904
Southern California Edison Co. 5.55% 2037		11,694	11,780
Southern California Edison Co. 5.95% 2038		11,219	11,637
Southern California Edison Co. 4.50% 2040		48,859	43,547
Southern California Edison Co. 4.00% 2047		35,710	29,036
Southern California Edison Co. 4.125% 2048		26,451	21,814
Southern California Edison Co. 4.875% 2049		9,800	8,902
Southern California Edison Co. 3.65% 2050		26,146	20,037
Southern California Edison Co. 3.45% 2052		7,474	5,577
Southern California Edison Co., Series C, 3.60% 2045		11,900	9,021

22	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Southwestern Electric Power Co. 1.65% 2026	USD	13,055	$11,902
Southwestern Electric Power Co. 3.25% 2051		390	289
Virginia Electric and Power Co. 2.875% 2029		2,530	2,319
Virginia Electric and Power Co. 2.40% 2032		12,850	10,995
Virginia Electric and Power Co. 2.45% 2050		5,000	3,370
WEC Energy Group, Inc. 2.20% 2028		12,625	11,056
Xcel Energy, Inc. 3.35% 2026		2,560	2,475
Xcel Energy, Inc. 1.75% 2027		22,825	20,408
Xcel Energy, Inc. 2.35% 2031		19,400	16,036
Xcel Energy, Inc. 4.60% 2032		1,175	1,166
			1,249,195

Industrials 0.60%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026		10,369	9,075
Air Lease Corp. 0.80% 2024		38,325	35,123
Air Lease Corp. 2.875% 2026		42,555	39,131
Air Lease Corp. 2.20% 2027		24,000	20,937
Air Lease Corp. 2.10% 2028		27,525	22,093
Avolon Holdings Funding, Ltd. 3.95% 2024[4]		43,930	42,093
Avolon Holdings Funding, Ltd. 2.125% 2026[4]		38,712	33,514
Avolon Holdings Funding, Ltd. 4.25% 2026[4]		22,800	21,143
Avolon Holdings Funding, Ltd. 4.375% 2026[4]		10,390	9,639
Avolon Holdings Funding, Ltd. 2.528% 2027[4]		7,587	6,191
Avolon Holdings Funding, Ltd. 3.25% 2027[4]		26,760	23,320
Avolon Holdings Funding, Ltd. 2.75% 2028[4]		19,820	16,182
Boeing Company 1.95% 2024		9,325	9,029
Boeing Company 4.875% 2025		172,833	172,435
Boeing Company 2.196% 2026		77,556	70,028
Boeing Company 2.75% 2026		105,258	97,903
Boeing Company 3.10% 2026		7,224	6,737
Boeing Company 5.04% 2027		70,698	69,891
Boeing Company 3.25% 2028		87,395	78,182
Boeing Company 3.25% 2028		22,113	19,708
Boeing Company 5.15% 2030		59,535	57,197
Boeing Company 3.625% 2031		9,547	8,250
Boeing Company 3.60% 2034		4,240	3,389
Boeing Company 3.25% 2035		2,744	2,080
Boeing Company 3.50% 2039		821	589
Boeing Company 3.90% 2049		7,056	5,021
Boeing Company 3.75% 2050		4,725	3,343
Boeing Company 5.805% 2050		72,319	66,554
Canadian Pacific Railway, Ltd. 1.75% 2026		4,071	3,687
Canadian Pacific Railway, Ltd. 2.45% 2031		8,414	7,208
Canadian Pacific Railway, Ltd. 3.10% 2051		8,853	6,536
Carrier Global Corp. 2.242% 2025		694	660
Carrier Global Corp. 2.493% 2027		555	505
Carrier Global Corp. 3.377% 2040		2,500	1,964
CSX Corp. 3.80% 2028		3,590	3,506
CSX Corp. 4.25% 2029		3,650	3,634
Emerson Electric Co. 1.80% 2027		1,480	1,328
General Electric Capital Corp. 4.418% 2035		2,015	1,885
Honeywell International, Inc. 2.15% 2022		4,490	4,488
Honeywell International, Inc. 2.30% 2024		6,660	6,546
L3Harris Technologies, Inc. 1.80% 2031		22,725	18,159
Masco Corp. 1.50% 2028		6,884	5,782
Masco Corp. 2.00% 2031		6,626	5,213
Masco Corp. 3.125% 2051		3,059	2,108
Mexico City Airport Trust 3.875% 2028[4]		920	792
Mexico City Airport Trust 5.50% 2046		1,290	893
Mexico City Airport Trust 5.50% 2047		18,070	12,444
Mexico City Airport Trust 5.50% 2047[4]		5,640	3,884
Norfolk Southern Corp. 3.05% 2050		6,319	4,643
Norfolk Southern Corp. 4.55% 2053		5,030	4,766
Northrop Grumman Corp. 2.93% 2025		7,120	6,972
Raytheon Technologies Corp. 1.90% 2031		2,015	1,653
Siemens AG 1.20% 2026[4]		30,453	27,614
Siemens AG 1.70% 2028[4]		27,140	23,801

American Balanced Fund	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Triton Container International, Ltd. 1.15% 2024[4]	USD	10,482	$9,821
Triton Container International, Ltd. 3.15% 2031[4]		19,690	15,937
Union Pacific Corp. 3.75% 2025		3,080	3,087
Union Pacific Corp. 2.891% 2036		10,390	8,605
Union Pacific Corp. 3.839% 2060		3,510	2,939
Union Pacific Corp. 3.799% 2071		3,510	2,821
United Technologies Corp. 3.65% 2023		108	108
United Technologies Corp. 4.125% 2028		570	563
			1,153,329

Communication services 0.56%
Alphabet, Inc. 1.90% 2040		11,445	8,224
Alphabet, Inc. 2.25% 2060		10,640	6,939
AT&T, Inc. 2.30% 2027		3,530	3,225
AT&T, Inc. 2.25% 2032		4,055	3,317
AT&T, Inc. 3.50% 2053		13,571	10,310
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.908% 2025		2,500	2,509
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.25% 2029		15,468	12,723
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 2033		12,445	11,128
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052		15,000	10,442
CenturyLink, Inc. 4.00% 2027[4]		43,777	37,142
Comcast Corp. 3.30% 2027		5,000	4,848
Comcast Corp. 3.40% 2030		2,710	2,545
Comcast Corp. 3.20% 2036		7,250	6,148
Comcast Corp. 3.90% 2038		3,190	2,890
Comcast Corp. 3.75% 2040		2,790	2,450
Comcast Corp. 2.80% 2051		6,250	4,434
Comcast Corp. 2.937% 2056		3,395	2,366
Magallanes, Inc. 3.428% 2024[4]		55,525	54,481
Magallanes, Inc. 3.638% 2025[4]		37,313	36,185
Magallanes, Inc. 3.755% 2027[4]		79,726	74,850
Magallanes, Inc. 4.054% 2029[4]		18,888	17,315
Magallanes, Inc. 4.279% 2032[4]		30,249	27,064
Magallanes, Inc. 5.05% 2042[4]		18,496	15,765
Magallanes, Inc. 5.141% 2052[4]		44,462	37,377
Magallanes, Inc. 5.391% 2062[4]		16,550	13,870
Netflix, Inc. 3.625% 2025[4]		32,150	30,703
Netflix, Inc. 4.875% 2028		65,971	62,223
Netflix, Inc. 5.875% 2028		173,102	169,676
Netflix, Inc. 5.375% 2029[4]		76,913	72,821
Netflix, Inc. 6.375% 2029		7,900	7,993
Netflix, Inc. 4.875% 2030[4]		40,550	37,189
SBA Tower Trust 1.631% 2026[4]		99,657	89,264
Take-Two Interactive Software, Inc. 3.30% 2024		21,232	20,962
Take-Two Interactive Software, Inc. 3.70% 2027		14,156	13,754
Take-Two Interactive Software, Inc. 4.00% 2032		12,570	11,814
T-Mobile US, Inc. 3.50% 2025		4,090	4,005
T-Mobile US, Inc. 1.50% 2026		3,750	3,393
T-Mobile US, Inc. 2.25% 2026		17,459	15,744
T-Mobile US, Inc. 2.625% 2026		49,883	45,362
T-Mobile US, Inc. 3.75% 2027		5,000	4,819
T-Mobile US, Inc. 2.05% 2028		2,390	2,077
T-Mobile US, Inc. 2.40% 2029		8,271	7,156
T-Mobile US, Inc. 2.625% 2029		22,847	19,294
T-Mobile US, Inc. 2.55% 2031		5,044	4,250
T-Mobile US, Inc. 2.875% 2031		29,740	24,747
T-Mobile US, Inc. 3.50% 2031		1,055	913
T-Mobile US, Inc. 2.70% 2032		19,138	16,080
T-Mobile US, Inc. 3.40% 2052		2,653	1,965
Verizon Communications, Inc. 3.55% 2051		3,750	3,013
Vodafone Group PLC 4.375% 2028		5,000	4,982
Vodafone Group PLC 5.25% 2048		2,500	2,384
			1,085,130

24	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care 0.37%
AbbVie, Inc. 2.95% 2026	USD	2,310	$2,190
AmerisourceBergen Corp. 0.737% 2023		16,891	16,571
Amgen, Inc. 4.20% 2052		3,129	2,750
Amgen, Inc. 4.40% 2062		6,059	5,289
AstraZeneca Finance, LLC 1.20% 2026		12,512	11,340
AstraZeneca Finance, LLC 1.75% 2028		7,483	6,608
AstraZeneca Finance, LLC 2.25% 2031		3,337	2,908
AstraZeneca PLC 3.375% 2025		5,000	4,959
Banner Health 1.897% 2031		5,000	4,171
Banner Health 2.913% 2051		6,675	5,003
Baxter International, Inc. 1.322% 2024		34,825	32,733
Baxter International, Inc. 1.915% 2027		23,217	20,811
Baxter International, Inc. 2.272% 2028		13,836	12,129
Bayer US Finance II, LLC 3.875% 2023[4]		6,490	6,481
Bayer US Finance II, LLC 4.25% 2025[4]		52,921	52,319
Bayer US Finance II, LLC 4.375% 2028[4]		475	463
Baylor Scott & White Holdings 0.827% 2025		5,462	5,006
Baylor Scott & White Holdings 1.777% 2030		21,418	17,688
Becton, Dickinson and Company 3.363% 2024		3,047	3,018
Boston Scientific Corp. 3.45% 2024		1,304	1,303
Centene Corp. 4.25% 2027		59,715	55,927
Centene Corp. 2.45% 2028		48,640	40,699
Centene Corp. 4.625% 2029		74,430	69,624
Centene Corp. 3.00% 2030		455	378
Centene Corp. 3.375% 2030		49,862	42,428
Centene Corp. 2.50% 2031		32,080	25,564
Centene Corp. 2.625% 2031		11,180	8,918
Cigna Corp. 1.25% 2026		22,607	20,421
Eli Lilly and Company 3.375% 2029		1,450	1,420
Gilead Sciences, Inc. 1.65% 2030		5,826	4,778
HCA, Inc. 3.125% 2027[4]		7,905	7,189
HCA, Inc. 3.375% 2029[4]		19,711	17,356
HCA, Inc. 3.625% 2032[4]		29,000	24,498
HCA, Inc. 4.375% 2042[4]		10,000	8,066
HCA, Inc. 4.625% 2052[4]		9,495	7,611
Humana, Inc. 3.70% 2029		10,391	9,847
Merck & Co., Inc. 2.90% 2024		6,040	6,006
Merck & Co., Inc. 1.90% 2028		13,052	11,608
Merck & Co., Inc. 2.75% 2051		5,514	4,083
Novant Health, Inc. 3.168% 2051		34,790	27,103
Novartis Capital Corp. 1.75% 2025		5,160	4,981
Novartis Capital Corp. 2.00% 2027		5,544	5,167
Pfizer, Inc. 2.95% 2024		3,520	3,508
Pfizer, Inc. 3.45% 2029		2,500	2,430
Sharp HealthCare 2.68% 2050		17,350	12,340
Summa Health 3.511% 2051		20,290	16,714
Sutter Health 1.321% 2025		6,000	5,545
Trinity Health Corp. 2.632% 2040		5,000	3,740
UnitedHealth Group, Inc. 1.15% 2026		6,757	6,135
UnitedHealth Group, Inc. 4.00% 2029		10,623	10,530
UnitedHealth Group, Inc. 2.00% 2030		2,520	2,162
UnitedHealth Group, Inc. 2.30% 2031		3,398	2,946
UnitedHealth Group, Inc. 4.20% 2032		3,066	3,066
UnitedHealth Group, Inc. 3.05% 2041		10,000	8,077
UnitedHealth Group, Inc. 3.25% 2051		6,461	5,084
UnitedHealth Group, Inc. 4.75% 2052		3,002	3,006
Viatris, Inc. 1.65% 2025		4,735	4,291
West Virginia United Health System Obligated Group 3.129% 2050		4,625	3,390
			710,376

Consumer staples 0.33%
7-Eleven, Inc. 0.95% 2026[4]		665	588
7-Eleven, Inc. 1.30% 2028[4]		10,900	9,074
7-Eleven, Inc. 1.80% 2031[4]		18,668	14,591
Altria Group, Inc. 2.35% 2025		7,671	7,250
Altria Group, Inc. 3.40% 2030		3,494	2,967
Altria Group, Inc. 2.45% 2032		2,000	1,508

American Balanced Fund	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Altria Group, Inc. 5.80% 2039	USD	1,000	$910
Altria Group, Inc. 3.40% 2041		22,085	14,648
Altria Group, Inc. 5.95% 2049		49,352	43,352
Altria Group, Inc. 3.70% 2051		20,906	13,395
Anheuser-Busch InBev NV 4.35% 2040		20,000	17,932
Anheuser-Busch InBev NV 4.60% 2048		10,000	9,000
British American Tobacco International Finance PLC 3.95% 2025[4]		2,125	2,086
British American Tobacco International Finance PLC 1.668% 2026		20,205	17,913
British American Tobacco PLC 3.557% 2027		9,120	8,351
British American Tobacco PLC 4.70% 2027		5,241	5,124
British American Tobacco PLC 2.259% 2028		17,837	14,960
British American Tobacco PLC 4.448% 2028		43,000	40,750
British American Tobacco PLC 3.462% 2029		2,500	2,145
British American Tobacco PLC 4.906% 2030		130	121
British American Tobacco PLC 2.726% 2031		4,625	3,668
British American Tobacco PLC 4.742% 2032		23,000	20,469
British American Tobacco PLC 4.39% 2037		53,665	42,656
British American Tobacco PLC 4.54% 2047		90,757	66,702
British American Tobacco PLC 4.758% 2049		52,869	39,957
British American Tobacco PLC 5.65% 2052		9,500	8,217
Coca-Cola Company 1.00% 2028		6,090	5,264
Conagra Brands, Inc. 1.375% 2027		6,375	5,327
Conagra Brands, Inc. 5.30% 2038		1,050	992
Constellation Brands, Inc. 3.60% 2028		2,500	2,374
Constellation Brands, Inc. 2.25% 2031		4,462	3,624
Costco Wholesale Corp. 1.375% 2027		6,670	5,990
GSK Consumer Healthcare Capital US, LLC 3.375% 2027[4]		22,000	21,075
Imperial Tobacco Finance PLC 3.50% 2023[4]		10,000	9,946
JBS Luxembourg SARL 2.50% 2027[4]		34,174	29,806
JBS Luxembourg SARL 3.625% 2032[4]		13,183	10,681
JBS Luxembourg SARL 3.625% 2032		288	233
JBS USA Lux SA 3.00% 2029[4]		25,462	21,551
JBS USA Lux SA 5.50% 2030[4]		3,220	3,052
JBS USA Lux SA 3.00% 2032[4]		23,750	18,275
Keurig Dr Pepper, Inc. 4.417% 2025		1,194	1,205
Keurig Dr Pepper, Inc. 3.20% 2030		2,510	2,248
PepsiCo, Inc. 2.625% 2041		20,000	15,735
PepsiCo, Inc. 3.625% 2050		3,109	2,811
PepsiCo, Inc. 2.75% 2051		6,891	5,293
Philip Morris International, Inc. 2.875% 2024		5,270	5,213
Philip Morris International, Inc. 1.50% 2025		6,434	6,040
Philip Morris International, Inc. 0.875% 2026		24,896	22,112
Philip Morris International, Inc. 1.75% 2030		24,609	19,087
Reynolds American, Inc. 5.85% 2045		12,364	10,396
Sysco Corp. 3.15% 2051		11,055	7,930
			644,594

Information technology 0.15%
Analog Devices, Inc. 1.70% 2028		8,576	7,523
Analog Devices, Inc. 2.10% 2031		7,571	6,472
Analog Devices, Inc. 2.80% 2041		22,698	17,825
Analog Devices, Inc. 2.95% 2051		6,514	4,983
Apple, Inc. 3.00% 2024		2,500	2,496
Apple, Inc. 1.125% 2025		3,800	3,572
Apple, Inc. 2.40% 2050		19,820	13,953
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027		240	231
Broadcom, Inc. 4.00% 2029[4]		9,054	8,398
Broadcom, Inc. 4.15% 2032[4]		22,843	20,649
Broadcom, Inc. 2.60% 2033[4]		21,763	16,760
Broadcom, Inc. 3.469% 2034[4]		51,825	42,248
Broadcom, Inc. 3.137% 2035[4]		61,129	46,505
Broadcom, Inc. 3.187% 2036[4]		24,991	19,033
Broadcom, Inc. 3.50% 2041[4]		34,033	25,723
Fidelity National Information Services, Inc. 3.10% 2041		2,590	1,894
Fiserv, Inc. 3.50% 2029		2,440	2,228
Intuit, Inc. 0.95% 2025		3,170	2,922
Intuit, Inc. 1.35% 2027		2,890	2,526

26	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Intuit, Inc. 1.65% 2030	USD	3,830	$3,148
Mastercard, Inc. 2.00% 2031		14,273	12,044
Microsoft Corp. 2.921% 2052		6,749	5,335
PayPal Holdings, Inc. 1.65% 2025		4,660	4,400
PayPal Holdings, Inc. 2.85% 2029		4,824	4,369
PayPal Holdings, Inc. 2.30% 2030		4,583	3,939
VeriSign, Inc. 2.70% 2031		3,958	3,190
Visa, Inc. 3.15% 2025		6,000	5,916
Visa, Inc. 2.05% 2030		7,390	6,490
			294,772

Real estate 0.09%
Alexandria Real Estate Equities, Inc. 3.95% 2028		2,720	2,636
Alexandria Real Estate Equities, Inc. 3.375% 2031		3,540	3,139
Alexandria Real Estate Equities, Inc. 4.85% 2049		2,040	1,895
Alexandria Real Estate Equities, Inc. 4.00% 2050		5,210	4,309
American Campus Communities, Inc. 2.85% 2030		2,270	2,157
American Campus Communities, Inc. 3.875% 2031		2,066	2,034
American Tower Corp. 1.45% 2026		10,457	9,154
American Tower Corp. 1.60% 2026		19,844	17,761
American Tower Corp. 3.60% 2028		3,750	3,510
American Tower Corp. 2.30% 2031		732	581
American Tower Corp. 2.95% 2051		5,000	3,395
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[4]		8,150	6,486
Corporate Office Properties LP 2.00% 2029		6,210	5,011
Corporate Office Properties LP 2.75% 2031		6,187	5,009
Corporate Office Properties LP 2.90% 2033		28,399	22,042
Equinix, Inc. 3.20% 2029		505	449
Equinix, Inc. 2.15% 2030		340	275
Equinix, Inc. 2.50% 2031		7,896	6,405
Essex Portfolio LP 3.875% 2024		7,220	7,204
Essex Portfolio LP 3.50% 2025		7,445	7,293
Essex Portfolio LP 3.375% 2026		2,395	2,316
Extra Space Storage, Inc. 2.35% 2032		10,538	8,366
Gaming and Leisure Properties, Inc. 3.35% 2024		2,400	2,303
Gaming and Leisure Properties, Inc. 4.00% 2030		5,000	4,387
Invitation Homes Operating Partnership LP 2.00% 2031		10,194	7,853
Public Storage 2.37% 2022		2,160	2,158
Public Storage 1.85% 2028		10,252	8,888
Public Storage 1.95% 2028		6,081	5,263
Public Storage 2.30% 2031		2,959	2,489
Scentre Group 3.25% 2025[4]		1,780	1,703
Scentre Group 3.75% 2027[4]		7,630	7,319
Sun Communities Operating LP 2.30% 2028		6,430	5,506
Sun Communities Operating LP 2.70% 2031		1,753	1,415
			170,711

Materials 0.08%
Air Products and Chemicals, Inc. 1.50% 2025		2,610	2,460
Air Products and Chemicals, Inc. 1.85% 2027		7,229	6,584
Air Products and Chemicals, Inc. 2.05% 2030		3,140	2,717
Anglo American Capital PLC 5.375% 2025[4]		5,000	5,132
Anglo American Capital PLC 2.25% 2028[4]		4,194	3,618
Anglo American Capital PLC 3.95% 2050[4]		5,000	3,843
Chevron Phillips Chemical Co., LLC 3.30% 2023[4]		2,440	2,436
Dow Chemical Co. 4.80% 2049		3,200	2,916
Dow Chemical Co. 3.60% 2050		11,345	8,677
Eastman Chemical Co. 3.80% 2025		7,405	7,318
Glencore Funding, LLC 4.125% 2024[4]		4,130	4,112
LYB International Finance III, LLC 1.25% 2025		14,881	13,482
LYB International Finance III, LLC 2.25% 2030		19,263	15,904
LYB International Finance III, LLC 3.625% 2051		38,345	28,391
LYB International Finance III, LLC 3.80% 2060		9,869	7,024
Mosaic Co. 3.25% 2022		4,750	4,755
Mosaic Co. 4.05% 2027		4,490	4,396
Newcrest Finance Pty, Ltd. 4.20% 2050[4]		2,580	2,123
Rio Tinto Finance (USA), Ltd. 2.75% 2051		7,348	5,389

American Balanced Fund	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Sherwin-Williams Company 3.125% 2024	USD	4,260	$4,202
Sherwin-Williams Company 2.30% 2030		3,631	3,068
Sherwin-Williams Company 3.80% 2049		2,500	2,005
Sherwin-Williams Company 3.30% 2050		2,500	1,856
South32 Treasury (USA), Ltd. 4.35% 2032[4]		11,086	10,369
Westlake Chemical Corp. 4.375% 2047		2,500	2,139
			154,916

Miscellaneous 0.01%
The Rockefeller Foundation 2.492% 2050		16,850	12,289

Total corporate bonds, notes & loans			12,522,644

Asset-backed obligations 2.28%
Aesop Funding, LLC, Series 2017-2A, Class A, 2.97% 2024[4,7]		14,295	14,254
Aesop Funding, LLC, Series 2018-1A, Class A, 3.70% 2024[4,7]		8,454	8,447
Aesop Funding, LLC, Series 2019-2A, Class A, 3.35% 2025[4,7]		24,440	24,049
Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 2025[4,7]		22,900	22,908
Aesop Funding, LLC, Series 2020-1A, Class A, 2.33% 2026[4,7]		14,375	13,688
Aesop Funding, LLC, Series 2019-3A, Class A, 2.36% 2026[4,7]		28,830	27,507
Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 2027[4,7]		83,013	74,378
Aesop Funding, LLC, Series 2021-1A, Class B, 1.63% 2027[4,7]		4,460	3,945
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[4,7]		19,921	18,331
Aesop Funding, LLC, Series 2021-1A, Class C, 2.13% 2027[4,7]		1,542	1,358
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[4,7]		3,873	3,641
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[4,7]		32,460	30,782
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[4,7]		31,974	31,143
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 2.438% 2031[4,7,8]		17,738	17,672
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.994% 2030[4,7,8]		32,621	32,153
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.994% 2030[4,7,8]		22,285	21,814
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[4,7]		11,834	11,722
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[4,7]		5,654	5,527
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 2027[4,7]		18,726	17,967
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[4,7]		3,117	2,957
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 2027[4,7]		11,916	11,124
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[7]		7,776	7,338
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[7]		8,644	8,019
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[7]		20,192	18,579
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 2.056% 2028[4,7,8]		41,410	40,894
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 2.478% 2030[4,7,8]		50,730	49,948
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[4,7]		1,274	1,255
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[4,7]		5,427	5,084
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[4,7]		1,905	1,721
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 2033[4,7]		980	890
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[4,7]		4,306	4,083
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[4,7]		22,216	19,043
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[4,7]		3,460	2,796
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[7]		8,000	7,945
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[7]		811	750
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[7]		794	725
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[7]		3,636	3,477
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[7]		5,195	4,890
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[4,7]		48,198	42,680
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 2037[4,7]		19,449	17,541
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[4,7]		11,497	10,335
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 2.195% 2030[4,7,8]		70,560	69,641
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[4,7]		98,930	89,777
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[4,7]		20,591	17,642
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 2060[4,7]		14,662	13,180

28	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 2060[4,7]	USD	1,616	$1,378
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[4,7]		61,208	54,054
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 2061[4,7]		7,704	6,668
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[4,7]		26,848	24,101
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[4,7]		35,903	32,440
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[4,7]		24,818	22,214
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2046[4,7]		30,757	27,182
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2046[4,7]		2,202	1,947
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[4,7,8]		32	32
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[4,7]		3,487	3,483
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[4,7]		5,385	5,392
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[4,7]		2,679	2,622
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[4,7]		2,429	2,321
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.71% 2026[4,7]		2,567	2,551
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[4,7]		11,131	11,012
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 2028[4,7]		9,072	8,999
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 2028[4,7]		12,021	11,926
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[4,7]		4,614	4,598
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[7]		9,256	9,215
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[7]		15,340	15,348
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[7]		1,114	1,114
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[7]		13,898	13,881
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[7]		33,195	32,985
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[7]		19,517	19,021
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[7]		14,729	13,802
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[4,7]		804	804
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[4,7]		9,570	9,506
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[4,7]		3,189	3,044
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[4,7]		1,738	1,612
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[4,7]		3,433	3,339
Drivetime Auto Owner Trust, Series 2020-3A, Class D, 1.84% 2026[4,7]		1,100	1,050
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[4,7]		1,250	1,249
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[4,7]		4,324	4,194
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[4,7]		4,513	4,286
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[4,7]		3,049	2,837
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 2.024% 2028[4,7,8]		73,259	72,227
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[4,7]		8,015	7,126
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 2028[4,7]		33,774	33,193
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[4,7]		709	709
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[7]		12,998	12,801
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[7]		3,276	3,248
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[4,7]		3,700	3,651
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 2025[7]		4,996	4,936
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[4,7]		33,700	33,490
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[4,7]		24,881	24,870
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[7]		14,127	13,593
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[7]		3,125	3,038
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 2026[7]		13,091	12,884
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[7]		20,431	19,055
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 2028[7]		5,159	4,909
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[4,7]		52,767	48,643
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[4,7]		17,419	15,899
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[4,7]		24,436	24,057
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,7]		36,420	36,318
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[4,7]		54,515	54,331
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[4,7]		82,365	78,800
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29% 2031[4,7]		2,574	2,418
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,7]		80,360	79,117
Freedom Financial, Series 2022-1FP, Class A, 0.94% 2029[4,7]		4,330	4,282
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[4,7]		20,854	19,281
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 2045[4,7]		2,873	2,659
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[4,7]		4,071	3,609
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[4,7]		13,387	12,939
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[4,7]		64,312	58,956
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[4,7]		1,680	1,575
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[4,7]		91,061	83,391

American Balanced Fund	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[4,7]	USD	75,674	$67,475
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[4,7]		79,190	70,742
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[4,7]		6,487	5,718
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[7]		1,165	1,155
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[7]		1,646	1,636
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[4,7,12,13]		65,170	63,247
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[4,7]		82,376	77,135
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[4,7]		30,267	28,006
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[4,7]		7,331	6,764
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 2026[4,7]		24,573	23,049
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 2026[4,7]		5,327	4,951
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 2026[4,7]		3,260	3,022
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 2026[4,7]		42,910	42,155
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[4,7]		89,308	78,919
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[4,7]		15,155	13,411
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[4,7]		7,776	6,817
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 2028[4,7]		67,050	60,829
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 2028[4,7]		9,772	8,845
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 2028[4,7]		5,635	4,996
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 2028[4,7]		45,050	43,527
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[7]		3,202	3,202
KKR Static CLO I, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.60%) 3.839% 2031[4,7,8]		10,300	10,300
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 2.044% 2029[4,7,8]		23,756	23,600
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 2.098% 2030[4,7,8]		75,355	74,270
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 2.194% 2029[4,7,8]		27,974	27,629
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[4,7]		40,740	38,783
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[4,7]		26,594	25,621
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[4,7]		33,418	30,815
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[4,7]		31,309	27,716
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[4,7]		70,485	62,908
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[4,7]		79,499	73,082
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[4,7]		43,901	40,646
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[4,7]		74,459	69,084
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[4,7]		225,061	196,722
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 2.154% 2030[4,7,8]		24,008	23,669
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 2.524% 2028[4,7,8]		25,704	25,524
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 1.844% 2029[4,7,8]		91,421	89,922
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.963% 2029[4,7,8]		4,992	4,940
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 2.444% 2029[4,7,8]		48,245	46,728
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 2036[7]		13,836	13,938
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[4,7]		6,889	6,879
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[4,7]		5,145	5,094
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.984% 2030[4,7,8]		63,046	62,018
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[7]		1,103	1,103
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[7]		11,794	11,626
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[7]		10,039	10,016
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[7]		19,820	19,835
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[7]		21,945	21,258
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[7]		12,951	12,853
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[7]		8,108	7,909
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[7]		12,711	12,236
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[7]		9,476	8,964
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[7]		14,067	13,205
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[4,7]		21,558	18,641
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[4,7]		3,968	3,365
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 2.054% 2053[4,7,8]		22,392	21,782

30	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[4,7]	USD	38,230	$34,879
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 2.124% 2030[4,7,8]		41,370	40,849
South Carolina Student Loan Corp., Series 2014-1, Class A1, (1-month USD-LIBOR + 0.75%) 1.812% 2030[7,8]		673	671
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 2.062% 2033[7,8]		12,130	12,002
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[4,7]		46,843	42,464
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[4,7]		49,459	44,152
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[4,7]		27,884	26,040
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[4,7]		19,146	17,548
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[4,7]		31,339	29,189
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 2045[4,7]		36,256	32,936
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[4,7]		21,443	19,444
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[4,7]		18,668	17,526
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[4,7]		3,095	2,849
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[4,7]		33,686	29,447
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[4,7]		60,393	53,791
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[4,7]		1,450	1,288
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 2045[4,7]		18,107	16,296
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2046[4,7]		14,883	12,833
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2046[4,7]		540	466
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[4,7]		34,690	33,958
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[4,7]		13,218	12,307
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[4,7]		110,368	98,377
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 2045[4,7]		3,522	3,182
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 2046[4,7]		42,998	37,620
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 2046[4,7]		1,455	1,263
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[4,7]		5,971	5,826
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[4,7]		13,060	12,591
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[4,7]		16,856	15,965
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[4,7]		11,177	10,437
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[4,7]		11,486	11,049
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 2027[4,7]		7,472	7,148
			4,412,487

Bonds & notes of governments & government agencies outside the U.S. 0.44%
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[4]		49,560	49,754
Caisse d’Amortissement de la Dette Sociale 0.375% 2025[4]		20,000	18,281
Chile (Republic of) 3.10% 2061		17,566	11,920
CPPIB Capital, Inc. 0.50% 2024[4]		25,000	23,618
CPPIB Capital, Inc. 0.875% 2026[4]		19,807	17,954
CPPIB Capital, Inc. 2.75% 2027[4]		26,400	25,645
Development Bank of Japan, Inc. 1.25% 2026[4]		20,000	18,261
Development Bank of Japan, Inc. 1.75% 2031[4]		13,982	12,095
European Investment Bank 2.75% 2025		17,987	17,805
European Investment Bank 0.75% 2026		37,160	33,629
European Investment Bank 0.625% 2027		7,655	6,721
European Stability Mechanism 0.375% 2025[4]		26,180	23,981
Hungary (Republic of) 2.125% 2031[4]		16,635	12,894
Hungary (Republic of) 3.125% 2051[4]		20,760	13,767
International Bank for Reconstruction and Development 0.75% 2027		9,000	7,919
International Development Association 0.375% 2025[4]		21,560	19,710
Japan Bank for International Cooperation 1.25% 2031		35,628	30,046
KfW 0.375% 2025		7,671	7,066
Landwirtschaftliche Rentenbank 0.875% 2030		14,870	12,434
Manitoba (Province of) 3.05% 2024		13,380	13,367
OMERS Finance Trust 1.10% 2026[4]		29,740	27,429
OMERS Finance Trust 3.50% 2032[4]		42,128	41,157
OMERS Finance Trust 4.00% 2052[4]		42,128	39,499
Ontario Teachers’ Finance Trust 3.00% 2027[4]		20,000	19,598
Panama (Republic of) 3.298% 2033		23,825	20,413
Panama (Republic of) 4.50% 2063		5,165	3,988
Peru (Republic of) 2.392% 2026		2,730	2,541
Peru (Republic of) 2.783% 2031		14,400	12,278
Peru (Republic of) 1.862% 2032		45,265	34,429

American Balanced Fund	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Peru (Republic of) 2.78% 2060	USD	50,070	$31,117
Philippines (Republic of) 1.648% 2031		13,829	11,131
Philippines (Republic of) 6.375% 2034		24,780	27,889
Philippines (Republic of) 2.65% 2045		7,941	5,541
PT Indonesia Asahan Aluminium Tbk 4.75% 2025		20,000	19,901
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[4]		4,910	4,886
PT Indonesia Asahan Aluminium Tbk 6.53% 2028		17,050	17,332
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[4]		2,950	2,999
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[4]		1,360	1,279
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[4]		3,850	3,107
Qatar (State of) 3.375% 2024[4]		24,780	24,722
Qatar (State of) 4.00% 2029[4]		10,000	10,101
Qatar (State of) 4.817% 2049[4]		10,000	10,091
Quebec (Province of) 2.75% 2027		25,770	25,126
Saskatchewan (Province of) 3.25% 2027		21,459	21,333
Saudi Arabia (Kingdom of) 3.25% 2030[4]		23,050	21,724
Saudi Arabia (Kingdom of) 5.25% 2050[4]		10,000	10,199
United Mexican States 2.659% 2031		23,299	19,233
United Mexican States 3.771% 2061		13,292	8,658
			854,568

Municipals 0.38%
California 0.06%
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.719% 2052		8,860	6,612
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.939% 2052		12,795	9,798
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 2026		5,955	5,543
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 2027		8,260	7,567
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B-1, 1.85% 2031		1,745	1,708
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034		4,705	4,067
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 2036		5,965	5,024
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A, 3.115% 2038		29,590	24,912
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 2041		8,945	7,287
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 2042		9,630	7,799
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 2046		10,885	9,576
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025		5,000	4,658
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027		5,400	4,847
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030		6,450	5,420
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 2.847% 2041		2,990	2,339
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 3.146% 2051		12,570	9,895
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031		235	235
			117,287

Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044		70	71

32	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Florida 0.05%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	USD	11,950	$11,187
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027		44,105	39,930
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030		56,145	48,845
			99,962

Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 2036		960	848
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 2043		1,260	1,094
			1,942

Illinois 0.17%
G.O. Bonds, Series 2019-A, 4.20% 2024		11,890	11,861
G.O. Bonds, Series 2019-A, 4.50% 2025		6,750	6,731
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023		9,730	9,803
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033		231,670	233,360
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033		48,850	49,829
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035		6,210	6,620
			318,204

Michigan 0.01%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2020-II, 2.705% 2040		7,285	5,536
Board of Trustees of Michigan State University, Rev. Bonds, Series 2022-A, 4.165% 2122		11,850	10,032
Regents of the University of Michigan, General Rev. Bonds, Series 2022-A, 3.504% 2052		7,400	6,568
			22,136

New Jersey 0.00%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 2.51% 2028[8]		5,000	5,033

New York 0.02%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 2026		17,250	15,783
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028		19,440	17,301
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-T-4, 3.435% 2025		1,332	1,330
			34,414

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031		49,775	46,671

South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034		110	110
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044		110	111
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045		800	812
			1,033

Wisconsin 0.05%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034		95,640	90,630

Total municipals			737,383

Federal agency bonds & notes 0.09%
Fannie Mae 0.375% 2025[6]		17,840	16,380
Fannie Mae 0.75% 2027		12,590	11,160
Fannie Mae 0.875% 2030		18,997	15,736
Federal Farm Credit Banks 1.75% 2025		15,533	15,016

American Balanced Fund	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Federal agency bonds & notes (continued)
Federal Home Loan Bank 0.125% 2022	USD	79,300	$79,173
Federal Home Loan Bank 5.50% 2036		600	723
Private Export Funding Corp. 3.55% 2024		25,667	25,899
			164,087

Total bonds, notes & other debt instruments (cost: $60,595,343,000)			56,614,569

Short-term securities 9.02%		Shares
Money market investments 8.85%
Capital Group Central Cash Fund 1.38%[3,14]		171,358,072	17,132,380

Money market investments purchased with collateral from securities on loan 0.17%
Capital Group Central Cash Fund 1.38%[3,14,15]		1,133,188	113,296
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[14,15]		52,000,000	52,000
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[14,15]		48,700,000	48,700
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43%[14,15]		45,500,000	45,500
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[14,15]		39,000,000	39,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[14,15]		26,610,000	26,610
			325,106

Total short-term securities (cost: $17,459,530,000)			17,457,486
Total investment securities 104.73% (cost: $170,206,025,000)			202,619,287
Other assets less liabilities (4.73)%			(9,153,356)

Net assets 100.00%			$193,465,931

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Day Federal Funds Futures	Short	1,669	August 2022	USD(683,841)	$362
30 Day Federal Funds Futures	Long	22,959	September 2022	9,350,322	(15,079)
30 Day Federal Funds Futures	Short	11,507	February 2023	(4,634,335)	96,097
90 Day Eurodollar Futures	Long	15,105	December 2022	3,636,906	(102,999)
90 Day Eurodollar Futures	Long	49,375	September 2023	11,943,195	(293,476)
90 Day Eurodollar Futures	Short	41,611	December 2023	(10,080,785)	219,485
90 Day Eurodollar Futures	Short	20,012	December 2024	(4,861,165)	81,200
2 Year U.S. Treasury Note Futures	Short	58,783	September 2022	(12,345,349)	34,092
5 Year U.S. Treasury Note Futures	Long	56,690	September 2022	6,363,453	76,363
10 Year U.S. Treasury Note Futures	Long	17,184	September 2022	2,036,841	29,006
10 Year Ultra U.S. Treasury Note Futures	Short	2,597	September 2022	(330,793)	(5,172)
20 Year U.S. Treasury Bond Futures	Long	6,462	September 2022	895,795	(7,896)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,962	September 2022	(302,822)	(1,214)
					$110,769

34	American Balanced Fund

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
U.S. EFFR	Annual	1.395%	Annual	7/27/2022	USD	21,611,100	$3,708	$—	$3,708
1.955%	Annual	U.S. EFFR	Annual	9/21/2022		16,752,200	(8,282)	—	(8,282)
0.207%	Annual	U.S. EFFR	Annual	2/26/2024		1,341,000	(61,494)	—	(61,494)
0.3325%	Annual	U.S. EFFR	Annual	4/2/2024		735,000	(33,905)	—	(33,905)
U.S. EFFR	Annual	0.10625%	Annual	7/8/2025		301,000	23,895	—	23,895
3.16%	Annual	SOFR	Annual	6/20/2028		161,300	3,374	—	3,374
U.S. EFFR	Annual	0.666%	Annual	11/19/2030		78,700	12,273	—	12,273
SOFR	Annual	3.10%	Annual	6/20/2033		86,900	(2,498)	—	(2,498)
							$(62,929)	$—	$(62,929)

Credit default swaps

Centrally cleared credit default swaps on credit indices – buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 6/30/2022 (000)
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	USD2,193,692	$1,014	$(28,524)	$29,538

Investments in affiliates3

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Common stocks 0.53%
Consumer discretionary 0.00%
Toll Brothers, Inc.[16]	$572,297	$—	$464,830		$208,944	$(316,411)	$—	$1,344
Materials 0.00%
Royal Gold, Inc.[17]	434,997	13,351	144,699		17,709	(3,260)	—	3,983
Real estate 0.53%
Iron Mountain, Inc. REIT	948,511	—	101,011		32,099	(97,347)	782,252	5,169
Embassy Office Parks REIT	209,044	17,076	—		—	5,965	232,085	7,807
							1,014,337
Total common stocks							1,014,337
Investment funds 5.05%
Capital Group Central Corporate Bond Fund	11,633,296	151,362	301,812		(26,599)	(1,698,137)	9,758,110	143,297
Short-term securities 8.91%
Money market investments 8.85%
Capital Group Central Cash Fund 1.38%[14]	14,510,086	16,132,996	13,506,039		(627)	(4,036)	17,132,380	35,852
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 1.38%[14,15]	114,102		806	[18]			113,296	—	[19]
Total short-term securities							17,245,676
Total 14.48%					$231,526	$(2,113,226)	$28,018,123	$197,452

American Balanced Fund	35

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $385,542,000, which represented .20% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,630,625,000, which represented 4.98% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $316,011,000, which represented .16% of the net assets of the fund.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[9]	Purchased on a TBA basis.
[10]	Amount less than one thousand.
[11]	Step bond; coupon rate may change at a later date.
[12]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $63,247,000, which represented .03% of the net assets of the fund.
[13]	Value determined using significant unobservable inputs.
[14]	Rate represents the seven-day yield at 6/30/2022.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	Affiliated issuer during the reporting period but no longer held at 6/30/2022.
[17]	Affiliated issuer during the reporting period but no longer an affiliate at 6/30/2022. Refer to the investment portfolio for the security value at 6/30/2022.
[18]	Represents net activity. Refer to Note 5 for more information on securities lending.
[19]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

AMT = Alternative Minimum Tax

Assn. = Association

Auth. = Authority

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Dept. = Department

Dev. = Development

Econ. = Economic

EFFR = Effective Federal Funds Rate

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

LIBOR = London Interbank Offered Rate

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

36	American Balanced Fund

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2022	(dollars in thousands)

Assets:
Investment securities, at value (includes $385,542 of investment securities on loan):
Unaffiliated issuers (cost: $140,670,356)	$174,601,164
Affiliated issuers (cost: $29,535,669)	28,018,123	$202,619,287
Cash		33,775
Cash denominated in currencies other than U.S. dollars (cost: $5,138)		5,138
Receivables for:
Sales of investments	13,098,556
Sales of fund’s shares	140,237
Dividends and interest	497,269
Securities lending income	4
Variation margin on futures contracts	94,553
Variation margin on centrally cleared swap contracts	8,514
Other	267	13,839,400
		216,497,600
Liabilities:
Collateral for securities on loan		325,106
Payables for:
Purchases of investments	22,391,534
Repurchases of fund’s shares	134,241
Investment advisory services	34,937
Services provided by related parties	41,411
Trustees’ deferred compensation	4,391
Variation margin on futures contracts	74,896
Variation margin on centrally cleared swap contracts	4,216
Other	20,937	22,706,563
Net assets at June 30, 2022		$193,465,931

Net assets consist of:
Capital paid in on shares of beneficial interest		$159,005,158
Total distributable earnings		34,460,773
Net assets at June 30, 2022		$193,465,931

Refer to the notes to financial statements.

American Balanced Fund	37

Financial statements (continued)

Statement of assets and liabilities	unaudited
at June 30, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (6,775,506 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$91,232,431	3,192,935		$28.57
Class C	9,319,712	328,579		28.36
Class T	11	—	*	28.58
Class F-1	4,189,631	146,766		28.55
Class F-2	22,689,958	794,826		28.55
Class F-3	9,415,311	329,716		28.56
Class 529-A	5,096,351	178,725		28.51
Class 529-C	314,243	11,005		28.56
Class 529-E	173,920	6,102		28.50
Class 529-T	14	—	*	28.57
Class 529-F-1	11	—	*	28.48
Class 529-F-2	394,812	13,820		28.57
Class 529-F-3	872	31		28.56
Class R-1	163,371	5,765		28.34
Class R-2	1,092,331	38,511		28.36
Class R-2E	131,856	4,636		28.44
Class R-3	2,442,220	85,975		28.41
Class R-4	4,336,426	152,043		28.52
Class R-5E	650,215	22,780		28.54
Class R-5	1,089,414	38,081		28.61
Class R-6	40,732,821	1,425,210		28.58

*	Amount less than one thousand.

Refer to the notes to financial statements.

38	American Balanced Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended June 30, 2022	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $33,836; also includes $197,452 from affiliates)	$1,667,324
Interest from unaffiliated issuers	895,157
Securities lending income (net of fees)	1,086	$2,563,567
Fees and expenses*:
Investment advisory services	223,346
Distribution services	207,494
Transfer agent services	58,007
Administrative services	31,314
529 plan services	1,807
Reports to shareholders	1,614
Registration statement and prospectus	3,672
Trustees’ compensation	82
Auditing and legal	151
Custodian	1,022
Other	132	528,641
Net investment income		2,034,926

Net realized gain and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(641,609)
Affiliated issuers	231,526
Futures contracts	582,214
Swap contracts	125,156
Currency transactions	742	298,029
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $10,931):
Unaffiliated issuers	(30,780,914)
Affiliated issuers	(2,113,226)
Futures contracts	182,252
Swap contracts	3,512
Currency translations	(1,105)	(32,709,481)
Net realized gain and unrealized depreciation		(32,411,452)

Net decrease in net assets resulting from operations		$(30,376,526)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

American Balanced Fund	39

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2022*	Year ended December 31, 2021
Operations:
Net investment income	$2,034,926	$3,173,745
Net realized gain	298,029	8,257,211
Net unrealized (depreciation) appreciation	(32,709,481)	18,456,427
Net (decrease) increase in net assets resulting from operations	(30,376,526)	29,887,383

Distributions paid to shareholders	(2,598,481)	(9,362,239)

Net capital share transactions	1,773,519	20,967,236

Total (decrease) increase in net assets	(31,201,488)	41,492,380

Net assets:
Beginning of period	224,667,419	183,175,039
End of period	$193,465,931	$224,667,419

*	Unaudited.

Refer to the notes to financial statements.

40	American Balanced Fund

Notes to financial statements	unaudited

1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of capital and income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

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Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

42	American Balanced Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of June 30, 2022 (dollars in thousands):

American Balanced Fund	43

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$22,858,678	$—	$—	$22,858,678
Health care	21,432,269	—	—	21,432,269
Financials	12,225,105	—	—	12,225,105
Consumer discretionary	11,700,099	—	—	11,700,099
Consumer staples	11,072,592	—	—	11,072,592
Industrials	10,018,245	—	—	10,018,245
Energy	9,461,210	—	—	9,461,210
Communication services	8,854,411	—	—	8,854,411
Materials	5,112,313	—	—	5,112,313
Real estate	4,391,846	—	—	4,391,846
Utilities	1,362,587	—	—	1,362,587
Preferred securities	—	5,952	—	5,952
Convertible stocks	293,815	—	—	293,815
Investment funds	9,758,110	—	—	9,758,110
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	22,172,634	—	22,172,634
Mortgage-backed obligations	—	15,750,766	—	15,750,766
Corporate bonds, notes & loans	—	12,522,644	—	12,522,644
Asset-backed obligations	—	4,349,240	63,247	4,412,487
Bonds & notes of governments & government agencies outside the U.S.	—	854,568	—	854,568
Municipals	—	737,383	—	737,383
Federal agency bonds & notes	—	164,087	—	164,087
Short-term securities	17,457,486	—	—	17,457,486
Total	$145,998,766	$56,557,274	$63,247	$202,619,287

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$536,605	$—	$—	$536,605
Unrealized appreciation on centrally cleared interest rate swaps	—	43,250	—	43,250
Unrealized appreciation on centrally cleared credit default swaps	—	29,538	—	29,538
Liabilities:
Unrealized depreciation on futures contracts	(425,836)	—	—	(425,836)
Unrealized depreciation on centrally cleared interest rate swaps	—	(106,179)	—	(106,179)
Total	$110,769	$(33,391)	$—	$77,378

*	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

44	American Balanced Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and

American Balanced Fund	45

other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of June 30, 2022, the total value of securities on loan was $385,542,000, and the total value of collateral received was $399,777,000. Collateral received includes cash of $325,106,000 and U.S. government securities of $74,671,000. Investment securities purchased from

46	American Balanced Fund

cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $74,084,022,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between

American Balanced Fund	47

two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $25,824,886,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $3,639,271,000.

48	American Balanced Fund

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$536,605	Unrealized depreciation*	$425,836
Swap (centrally cleared)	Interest	Unrealized appreciation*	43,250	Unrealized depreciation*	106,179
Swap (centrally cleared)	Credit	Unrealized appreciation*	29,538	Unrealized depreciation*	—
			$609,393		$532,015

		Net realized gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$582,214	Net unrealized appreciation on futures contracts	$182,252
Swap	Interest	Net realized gain on swap contracts	74,167	Net unrealized depreciation on swap contracts	(29,912)

Swap	Credit	Net realized gain on swap contracts	50,989	Net unrealized appreciation on swap contracts	33,424
			$707,370		$185,764

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2022, the fund recognized $2,458,000 in reclaims (net of $696,000

American Balanced Fund	49

in fees and the effect of realized gain or loss from currency translations) and $241,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,194,799
Undistributed long-term capital gains	1,193,538

As of June 30, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$42,940,838
Gross unrealized depreciation on investments	(10,371,285)
Net unrealized appreciation on investments	32,569,553
Cost of investments	170,155,636

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2022						Year ended December 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$634,510		$563,404		$1,197,914		$1,204,975		$3,173,847		$4,378,822
Class C	27,494		58,334		85,828		53,473		347,645		401,118
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	28,037		25,958		53,995		58,438		154,429		212,867
Class F-2	183,067		140,382		323,449		332,670		769,370		1,102,040
Class F-3	80,795		57,986		138,781		144,892		314,375		459,267
Class 529-A	34,573		31,487		66,060		66,644		179,581		246,225
Class 529-C	814		1,936		2,750		1,672		11,975		13,647
Class 529-E	963		1,082		2,045		1,945		6,386		8,331
Class 529-T	—	*	—	*	—	*	—	*	1		1
Class 529-F-1	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-2	3,177		2,425		5,602		5,576		13,096		18,672
Class 529-F-3	7		5		12		14		30		44
Class R-1	471		1,020		1,491		816		5,487		6,303
Class R-2	2,969		6,829		9,798		5,993		40,414		46,407
Class R-2E	555		811		1,366		1,093		4,731		5,824
Class R-3	12,550		15,193		27,743		26,323		91,137		117,460
Class R-4	30,028		27,438		57,466		66,339		166,328		232,667
Class R-5E	4,868		4,012		8,880		9,263		21,602		30,865
Class R-5	9,172		6,749		15,921		22,683		45,964		68,647
Class R-6	349,513		249,867		599,380		624,740		1,388,292		2,013,032
Total	$1,403,563		$1,194,918		$2,598,481		$2,627,549		$6,734,690		$9,362,239

*	Amount less than one thousand.

50	American Balanced Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.200% on such assets in excess of $186 billion. On December 6, 2021, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2022, decreasing the annual rate to 0.199% on daily net assets in excess of $233 billion. For the six months ended June 30, 2022, the investment advisory services fees were $223,346,000, which were equivalent to an annualized rate of 0.214% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2022, unreimbursed expenses subject to reimbursement totaled $32,931,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by

American Balanced Fund	51

Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2022, the 529 plan services fees were $1,807,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

For the six months ended June 30, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$122,948	$29,712		$14,754		Not applicable
Class C	51,697	3,132		1,551		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	5,747	2,752		690		Not applicable
Class F-2	Not applicable	12,662		3,659		Not applicable
Class F-3	Not applicable	48		1,505		Not applicable
Class 529-A	6,365	1,480		822		$1,539
Class 529-C	1,728	95		52		97
Class 529-E	475	26		29		53
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	79		63		118
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	856	69		26		Not applicable
Class R-2	4,482	2,088		179		Not applicable
Class R-2E	435	152		22		Not applicable
Class R-3	6,667	2,073		400		Not applicable
Class R-4	6,094	2,570		731		Not applicable
Class R-5E	Not applicable	530		100		Not applicable
Class R-5	Not applicable	323		179		Not applicable
Class R-6	Not applicable	216		6,552		Not applicable
Total class-specific expenses	$207,494	$58,007		$31,314		$1,807

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $82,000 in the fund’s statement of operations reflects $535,000 in current fees (either paid in cash or deferred) and a net decrease of $453,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

52	American Balanced Fund

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $592,598,000 and $541,270,000, respectively, which generated $88,570,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2022.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class A	$5,200,340	165,811	$1,181,893		40,687		$(5,398,963)	(174,022)	$983,270	32,476
Class C	673,169	21,597	85,241		2,980		(1,207,712)	(39,175)	(449,302)	(14,598)
Class T	—	—	—		—		—	—	—	—
Class F-1	236,392	7,554	53,595		1,847		(422,416)	(13,594)	(132,429)	(4,193)
Class F-2	2,949,068	94,327	312,931		10,769		(2,590,058)	(83,951)	671,941	21,145
Class F-3	1,288,437	41,204	137,690		4,734		(1,021,109)	(32,954)	405,018	12,984
Class 529-A	316,995	10,136	66,038		2,279		(350,152)	(11,179)	32,881	1,236
Class 529-C	37,781	1,210	2,749		95		(61,403)	(1,959)	(20,873)	(654)
Class 529-E	12,612	400	2,043		70		(17,932)	(574)	(3,277)	(104)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	39,562	1,257	5,602		193		(28,013)	(891)	17,151	559
Class 529-F-3	—	—	13		1		—	—	13	1
Class R-1	20,693	664	1,489		52		(10,535)	(347)	11,647	369
Class R-2	110,422	3,555	9,788		342		(166,863)	(5,346)	(46,653)	(1,449)
Class R-2E	23,260	733	1,366		47		(26,366)	(837)	(1,740)	(57)
Class R-3	238,285	7,647	27,714		963		(349,049)	(11,190)	(83,050)	(2,580)
Class R-4	311,745	9,944	57,452		1,982		(682,107)	(22,050)	(312,910)	(10,124)
Class R-5E	132,487	4,229	8,876		306		(66,094)	(2,143)	75,269	2,392
Class R-5	86,999	2,779	15,858		544		(158,361)	(5,041)	(55,504)	(1,718)
Class R-6	2,104,948	67,147	598,857		20,572		(2,021,738)	(64,611)	682,067	23,108
Total net increase (decrease)	$13,783,195	440,194	$2,569,195		88,463		$(14,578,871)	(469,864)	$1,773,519	58,793

Refer to the end of the table for footnotes.

American Balanced Fund	53

	Sales*				Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount		Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class A	$13,336,111		413,108		$4,324,949	132,460		$(9,734,844)	(301,387)	$7,926,216	244,181
Class C	1,937,165		60,473		398,332	12,275		(2,293,519)	(71,532)	41,978	1,216
Class T	—		—		—	—		—	—	—	—
Class F-1	539,558		16,796		211,176	6,476		(1,706,162)	(53,566)	(955,428)	(30,294)
Class F-2	6,348,295		196,693		1,066,509	32,695		(3,727,975)	(115,774)	3,686,829	113,614
Class F-3	2,977,343		92,647		455,479	13,960		(1,350,313)	(41,739)	2,082,509	64,868
Class 529-A	777,468		24,114		246,161	7,554		(823,247)	(25,482)	200,382	6,186
Class 529-C	90,482		2,806		13,641	418		(161,575)	(4,997)	(57,452)	(1,773)
Class 529-E	26,122		810		8,327	256		(43,191)	(1,336)	(8,742)	(270)
Class 529-T	—		—		1	—	†	—	—	1	— †
Class 529-F-1	—		—		1	—	†	—	—	1	— †
Class 529-F-2	115,130		3,543		18,666	572		(63,628)	(1,965)	70,168	2,150
Class 529-F-3	—	†	—	†	44	1		(70)	(2)	(26)	(1)
Class R-1	28,996		908		6,286	194		(29,716)	(934)	5,566	168
Class R-2	262,250		8,206		46,378	1,429		(310,562)	(9,735)	(1,934)	(100)
Class R-2E	36,328		1,135		5,825	179		(36,732)	(1,153)	5,421	161
Class R-3	481,979		15,088		117,329	3,613		(865,711)	(27,039)	(266,403)	(8,338)
Class R-4	786,390		24,582		232,631	7,146		(2,958,394)	(90,738)	(1,939,373)	(59,010)
Class R-5E	173,861		5,401		30,863	946		(171,746)	(5,267)	32,978	1,080
Class R-5	234,427		7,290		68,433	2,095		(756,604)	(23,257)	(453,744)	(13,872)
Class R-6	12,572,100		388,500		2,011,851	61,589		(3,985,662)	(123,451)	10,598,289	326,638
Total net increase (decrease)	$40,724,005		1,262,100		$9,262,882	283,858		$(29,019,651)	(899,354)	$20,967,236	646,604

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $105,752,145,000 and $100,940,059,000, respectively, during the six months ended June 30, 2022.

54	American Balanced Fund

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operation	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class A:
6/30/2022[4,5]	$33.47	$.29	$(4.81)	$(4.52)	$(.20)	$(.18)	$(.38)	$28.57	(13.53)%[6]	$91,233		.56%[7]		1.90%[7]
12/31/2021	30.20	.49	4.22	4.71	(.40)	(1.04)	(1.44)	33.47	15.77	105,787		.56		1.50
12/31/2020	28.50	.48	2.53	3.01	(.40)	(.91)	(1.31)	30.20	10.85	88,070		.58		1.68
12/31/2019	24.90	.54	4.21	4.75	(.55)	(.60)	(1.15)	28.50	19.20	77,537		.58		1.98
12/31/2018	27.15	.53	(1.24)	(.71)	(.52)	(1.02)	(1.54)	24.90	(2.71)	62,648		.57		1.94
12/31/2017	24.81	.48	3.33	3.81	(.49)	(.98)	(1.47)	27.15	15.47	63,563		.57		1.80
Class C:
6/30/2022[4,5]	33.22	.17	(4.77)	(4.60)	(.08)	(.18)	(.26)	28.36	(13.86)[6]	9,320		1.31	[7]	1.14	[7]
12/31/2021	29.99	.24	4.19	4.43	(.16)	(1.04)	(1.20)	33.22	14.88	11,401		1.31		.75
12/31/2020	28.30	.27	2.52	2.79	(.19)	(.91)	(1.10)	29.99	10.05	10,254		1.32		.95
12/31/2019	24.74	.33	4.17	4.50	(.34)	(.60)	(.94)	28.30	18.27	10,372		1.34		1.22
12/31/2018	26.98	.31	(1.22)	(.91)	(.31)	(1.02)	(1.33)	24.74	(3.45)	8,611		1.36		1.15
12/31/2017	24.66	.26	3.32	3.58	(.28)	(.98)	(1.26)	26.98	14.58	8,816		1.37		1.01
Class T:
6/30/2022[4,5]	33.48	.33	(4.81)	(4.48)	(.24)	(.18)	(.42)	28.58	(13.44)[6,8]	—	[9]	.31	[7,8]	2.15	[7,8]
12/31/2021	30.20	.56	4.24	4.80	(.48)	(1.04)	(1.52)	33.48	16.08 [8]	—	[9]	.32	[8]	1.74	[8]
12/31/2020	28.50	.55	2.53	3.08	(.47)	(.91)	(1.38)	30.20	11.15 [8]	—	[9]	.33	[8]	1.94	[8]
12/31/2019	24.90	.60	4.21	4.81	(.61)	(.60)	(1.21)	28.50	19.48 [8]	—	[9]	.33	[8]	2.22	[8]
12/31/2018	27.15	.59	(1.24)	(.65)	(.58)	(1.02)	(1.60)	24.90	(2.49)[8]	—	[9]	.35	[8]	2.16	[8]
12/31/2017[4,10]	25.77	.41	2.38	2.79	(.43)	(.98)	(1.41)	27.15	10.91 [6,8]	—	[9]	.36	[7,8]	2.08	[7,8]
Class F-1:
6/30/2022[4,5]	33.44	.28	(4.80)	(4.52)	(.19)	(.18)	(.37)	28.55	(13.54)[6]	4,190		.62	[7]	1.83	[7]
12/31/2021	30.17	.46	4.23	4.69	(.38)	(1.04)	(1.42)	33.44	15.71	5,048		.62		1.43
12/31/2020	28.47	.47	2.53	3.00	(.39)	(.91)	(1.30)	30.17	10.82	5,468		.62		1.65
12/31/2019	24.88	.52	4.20	4.72	(.53)	(.60)	(1.13)	28.47	19.10	5,496		.64		1.92
12/31/2018	27.13	.51	(1.24)	(.73)	(.50)	(1.02)	(1.52)	24.88	(2.78)	4,599		.64		1.86
12/31/2017	24.79	.45	3.33	3.78	(.46)	(.98)	(1.44)	27.13	15.40	4,957		.65		1.72
Class F-2:
6/30/2022[4,5]	33.44	.33	(4.81)	(4.48)	(.23)	(.18)	(.41)	28.55	(13.42)[6]	22,690		.35	[7]	2.10	[7]
12/31/2021	30.17	.55	4.23	4.78	(.47)	(1.04)	(1.51)	33.44	16.01	25,875		.36		1.71
12/31/2020	28.48	.54	2.52	3.06	(.46)	(.91)	(1.37)	30.17	11.07	19,917		.36		1.89
12/31/2019	24.88	.59	4.21	4.80	(.60)	(.60)	(1.20)	28.48	19.45	16,065		.38		2.18
12/31/2018	27.13	.58	(1.24)	(.66)	(.57)	(1.02)	(1.59)	24.88	(2.52)	11,332		.38		2.14
12/31/2017	24.79	.53	3.32	3.85	(.53)	(.98)	(1.51)	27.13	15.69	8,714		.39		1.99
Class F-3:
6/30/2022[4,5]	33.45	.34	(4.80)	(4.46)	(.25)	(.18)	(.43)	28.56	(13.37)[6]	9,415		.25	[7]	2.21	[7]
12/31/2021	30.18	.59	4.22	4.81	(.50)	(1.04)	(1.54)	33.45	16.13	10,596		.25		1.82
12/31/2020	28.49	.57	2.52	3.09	(.49)	(.91)	(1.40)	30.18	11.19	7,602		.26		1.99
12/31/2019	24.89	.62	4.21	4.83	(.63)	(.60)	(1.23)	28.49	19.56	5,606		.27		2.29
12/31/2018	27.14	.61	(1.24)	(.63)	(.60)	(1.02)	(1.62)	24.89	(2.43)	3,401		.29		2.24
12/31/2017[4,11]	25.38	.53	2.77	3.30	(.56)	(.98)	(1.54)	27.14	13.17 [6]	2,361		.29	[7]	2.11	[7]
Class 529-A:
6/30/2022[4,5]	33.40	.29	(4.80)	(4.51)	(.20)	(.18)	(.38)	28.51	(13.54)[6]	5,096		.59	[7]	1.86	[7]
12/31/2021	30.14	.47	4.22	4.69	(.39)	(1.04)	(1.43)	33.40	15.72	5,929		.60		1.46
12/31/2020	28.45	.46	2.53	2.99	(.39)	(.91)	(1.30)	30.14	10.79	5,163		.62		1.64
12/31/2019	24.86	.52	4.20	4.72	(.53)	(.60)	(1.13)	28.45	19.11	4,444		.64		1.92
12/31/2018	27.11	.50	(1.23)	(.73)	(.50)	(1.02)	(1.52)	24.86	(2.78)	3,733		.65		1.86
12/31/2017	24.77	.46	3.33	3.79	(.47)	(.98)	(1.45)	27.11	15.42	3,857		.65		1.73

Refer to the end of the table for footnotes.

American Balanced Fund	55

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operation	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class 529-C:
6/30/2022[4,5]	$33.44	$.17	$(4.80)	$(4.63)	$(.07)	$(.18)	$(.25)	$28.56	(13.88)%[6]	$314		1.36%[7]		1.09%[7]
12/31/2021	30.17	.23	4.22	4.45	(.14)	(1.04)	(1.18)	33.44	14.86	390		1.35		.70
12/31/2020	28.46	.27	2.52	2.79	(.17)	(.91)	(1.08)	30.17	9.98	405		1.36		.97
12/31/2019	24.86	.32	4.20	4.52	(.32)	(.60)	(.92)	28.46	18.27	755		1.38		1.17
12/31/2018	27.11	.30	(1.24)	(.94)	(.29)	(1.02)	(1.31)	24.86	(3.53)	723		1.40		1.10
12/31/2017	24.75	.25	3.33	3.58	(.24)	(.98)	(1.22)	27.11	14.55	822		1.42		.96
Class 529-E:
6/30/2022[4,5]	33.39	.25	(4.80)	(4.55)	(.16)	(.18)	(.34)	28.50	(13.65)[6]	174		.83	[7]	1.62	[7]
12/31/2021	30.13	.39	4.22	4.61	(.31)	(1.04)	(1.35)	33.39	15.46	207		.83		1.22
12/31/2020	28.43	.40	2.53	2.93	(.32)	(.91)	(1.23)	30.13	10.58	195		.84		1.42
12/31/2019	24.84	.46	4.20	4.66	(.47)	(.60)	(1.07)	28.43	18.86	186		.86		1.69
12/31/2018	27.09	.44	(1.23)	(.79)	(.44)	(1.02)	(1.46)	24.84	(3.02)	165		.88		1.63
12/31/2017	24.76	.39	3.32	3.71	(.40)	(.98)	(1.38)	27.09	15.11	175		.89		1.49
Class 529-T:
6/30/2022[4,5]	33.47	.33	(4.82)	(4.49)	(.23)	(.18)	(.41)	28.57	(13.43)[6,8]	—	[9]	.34	[7,8]	2.12	[7,8]
12/31/2021	30.20	.55	4.22	4.77	(.46)	(1.04)	(1.50)	33.47	15.97 [8]	—	[9]	.38	[8]	1.69	[8]
12/31/2020	28.50	.54	2.53	3.07	(.46)	(.91)	(1.37)	30.20	11.10 [8]	—	[9]	.37	[8]	1.89	[8]
12/31/2019	24.90	.59	4.20	4.79	(.59)	(.60)	(1.19)	28.50	19.41 [8]	—	[9]	.39	[8]	2.16	[8]
12/31/2018	27.15	.57	(1.23)	(.66)	(.57)	(1.02)	(1.59)	24.90	(2.55)[8]	—	[9]	.41	[8]	2.09	[8]
12/31/2017[4,10]	25.77	.40	2.38	2.78	(.42)	(.98)	(1.40)	27.15	10.88 [6,8]	—	[9]	.41	[7,8]	2.03	[7,8]
Class 529-F-1:
6/30/2022[4,5]	33.37	.31	(4.80)	(4.49)	(.22)	(.18)	(.40)	28.48	(13.48)[6,8]	—	[9]	.44	[7,8]	2.03	[7,8]
12/31/2021	30.11	.53	4.21	4.74	(.44)	(1.04)	(1.48)	33.37	15.93 [8]	—	[9]	.43	[8]	1.63	[8]
12/31/2020	28.42	.52	2.53	3.05	(.45)	(.91)	(1.36)	30.11	11.07 [8]	—	[9]	.38	[8]	1.88	[8]
12/31/2019	24.84	.59	4.18	4.77	(.59)	(.60)	(1.19)	28.42	19.38	286		.40		2.16
12/31/2018	27.09	.57	(1.23)	(.66)	(.57)	(1.02)	(1.59)	24.84	(2.56)	201		.41		2.10
12/31/2017	24.75	.52	3.33	3.85	(.53)	(.98)	(1.51)	27.09	15.68	178		.42		1.95
Class 529-F-2:
6/30/2022[4,5]	33.47	.33	(4.82)	(4.49)	(.23)	(.18)	(.41)	28.57	(13.43)[6]	395		.34	[7]	2.12	[7]
12/31/2021	30.20	.55	4.22	4.77	(.46)	(1.04)	(1.50)	33.47	15.99	444		.36		1.70
12/31/2020[4,12]	28.35	.09	2.65	2.74	(.12)	(.77)	(.89)	30.20	9.67 [6]	336		.06	[6]	.32	[6]
Class 529-F-3:
6/30/2022[4,5]	33.46	.33	(4.81)	(4.48)	(.24)	(.18)	(.42)	28.56	(13.42)[6]	1		.31	[7]	2.15	[7]
12/31/2021	30.19	.57	4.22	4.79	(.48)	(1.04)	(1.52)	33.46	16.06	1		.31		1.75
12/31/2020[4,12]	28.35	.10	2.63	2.73	(.12)	(.77)	(.89)	30.19	9.66 [6]	1		.05	[6]	.35	[6]
Class R-1:
6/30/2022[4,5]	33.19	.17	(4.76)	(4.59)	(.08)	(.18)	(.26)	28.34	(13.83)[6]	163		1.33	[7]	1.14	[7]
12/31/2021	29.96	.24	4.19	4.43	(.16)	(1.04)	(1.20)	33.19	14.89	179		1.32		.74
12/31/2020	28.28	.26	2.52	2.78	(.19)	(.91)	(1.10)	29.96	10.03	157		1.33		.93
12/31/2019	24.72	.32	4.17	4.49	(.33)	(.60)	(.93)	28.28	18.26	126		1.36		1.20
12/31/2018	26.97	.30	(1.23)	(.93)	(.30)	(1.02)	(1.32)	24.72	(3.48)	110		1.37		1.13
12/31/2017	24.64	.26	3.32	3.58	(.27)	(.98)	(1.25)	26.97	14.56	134		1.37		.99

Refer to the end of the table for footnotes.

56	American Balanced Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operation	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class R-2:
6/30/2022[4,5]	$33.22	$.17	$(4.77)	$(4.60)	$(.08)	$(.18)	$(.26)	$28.36	(13.87)%[6]	$1,092	1.35%[7]		1.10%[7]
12/31/2021	29.99	.23	4.19	4.42	(.15)	(1.04)	(1.19)	33.22	14.86	1,327	1.33		.73
12/31/2020	28.30	.26	2.53	2.79	(.19)	(.91)	(1.10)	29.99	10.03	1,201	1.34		.93
12/31/2019	24.73	.32	4.18	4.50	(.33)	(.60)	(.93)	28.30	18.25	1,220	1.36		1.20
12/31/2018	26.98	.31	(1.24)	(.93)	(.30)	(1.02)	(1.32)	24.73	(3.46)	1,111	1.37		1.13
12/31/2017	24.66	.26	3.31	3.57	(.27)	(.98)	(1.25)	26.98	14.58	1,255	1.37		1.00
Class R-2E:
6/30/2022[4,5]	33.31	.21	(4.78)	(4.57)	(.12)	(.18)	(.30)	28.44	(13.74)[6]	132	1.06	[7]	1.39	[7]
12/31/2021	30.06	.33	4.20	4.53	(.24)	(1.04)	(1.28)	33.31	15.21	156	1.05		1.01
12/31/2020	28.37	.34	2.53	2.87	(.27)	(.91)	(1.18)	30.06	10.34	136	1.05		1.21
12/31/2019	24.80	.40	4.19	4.59	(.42)	(.60)	(1.02)	28.37	18.60	119	1.07		1.49
12/31/2018	27.05	.39	(1.23)	(.84)	(.39)	(1.02)	(1.41)	24.80	(3.20)	75	1.08		1.44
12/31/2017	24.74	.35	3.31	3.66	(.37)	(.98)	(1.35)	27.05	14.89	57	1.08		1.32
Class R-3:
6/30/2022[4,5]	33.28	.24	(4.78)	(4.54)	(.15)	(.18)	(.33)	28.41	(13.65)[6]	2,442	.91	[7]	1.54	[7]
12/31/2021	30.03	.37	4.21	4.58	(.29)	(1.04)	(1.33)	33.28	15.36	2,947	.90		1.16
12/31/2020	28.34	.38	2.53	2.91	(.31)	(.91)	(1.22)	30.03	10.51	2,910	.90		1.36
12/31/2019	24.77	.44	4.18	4.62	(.45)	(.60)	(1.05)	28.34	18.77	3,021	.92		1.64
12/31/2018	27.01	.43	(1.23)	(.80)	(.42)	(1.02)	(1.44)	24.77	(3.04)	2,992	.93		1.57
12/31/2017	24.69	.38	3.31	3.69	(.39)	(.98)	(1.37)	27.01	15.05	3,460	.93		1.44
Class R-4:
6/30/2022[4,5]	33.41	.28	(4.80)	(4.52)	(.19)	(.18)	(.37)	28.52	(13.54)[6]	4,337	.61	[7]	1.84	[7]
12/31/2021	30.14	.46	4.23	4.69	(.38)	(1.04)	(1.42)	33.41	15.72	5,418	.60		1.43
12/31/2020	28.44	.47	2.53	3.00	(.39)	(.91)	(1.30)	30.14	10.85	6,666	.60		1.66
12/31/2019	24.85	.53	4.19	4.72	(.53)	(.60)	(1.13)	28.44	19.15	6,398	.62		1.94
12/31/2018	27.10	.51	(1.24)	(.73)	(.50)	(1.02)	(1.52)	24.85	(2.77)	5,667	.63		1.87
12/31/2017	24.76	.46	3.33	3.79	(.47)	(.98)	(1.45)	27.10	15.44	6,353	.63		1.74
Class R-5E:
6/30/2022[4,5]	33.44	.32	(4.82)	(4.50)	(.22)	(.18)	(.40)	28.54	(13.47)[6]	650	.41	[7]	2.06	[7]
12/31/2021	30.17	.54	4.22	4.76	(.45)	(1.04)	(1.49)	33.44	15.97	682	.40		1.67
12/31/2020	28.47	.53	2.53	3.06	(.45)	(.91)	(1.36)	30.17	11.08	583	.40		1.86
12/31/2019	24.88	.58	4.20	4.78	(.59)	(.60)	(1.19)	28.47	19.36	460	.42		2.13
12/31/2018	27.12	.60	(1.27)	(.67)	(.55)	(1.02)	(1.57)	24.88	(2.58)	168	.40		2.19
12/31/2017	24.78	.52	3.33	3.85	(.53)	(.98)	(1.51)	27.12	15.70	32	.41		1.93
Class R-5:
6/30/2022[4,5]	33.51	.33	(4.81)	(4.48)	(.24)	(.18)	(.42)	28.61	(13.39)[6]	1,089	.30	[7]	2.14	[7]
12/31/2021	30.23	.57	4.23	4.80	(.48)	(1.04)	(1.52)	33.51	16.08	1,334	.30		1.75
12/31/2020	28.53	.56	2.53	3.09	(.48)	(.91)	(1.39)	30.23	11.15	1,623	.30		1.96
12/31/2019	24.93	.61	4.20	4.81	(.61)	(.60)	(1.21)	28.53	19.48	1,646	.32		2.24
12/31/2018	27.18	.59	(1.23)	(.64)	(.59)	(1.02)	(1.61)	24.93	(2.47)	1,809	.33		2.17
12/31/2017	24.83	.54	3.34	3.88	(.55)	(.98)	(1.53)	27.18	15.78	2,090	.33		2.04
Class R-6:
6/30/2022[4,5]	33.48	.34	(4.81)	(4.47)	(.25)	(.18)	(.43)	28.58	(13.38)[6]	40,733	.25	[7]	2.21	[7]
12/31/2021	30.21	.59	4.22	4.81	(.50)	(1.04)	(1.54)	33.48	16.12	46,946	.25		1.82
12/31/2020	28.51	.57	2.53	3.10	(.49)	(.91)	(1.40)	30.21	11.22	32,488	.26		2.00
12/31/2019	24.91	.62	4.21	4.83	(.63)	(.60)	(1.23)	28.51	19.55	26,991	.27		2.29
12/31/2018	27.16	.61	(1.24)	(.63)	(.60)	(1.02)	(1.62)	24.91	(2.42)	19,971	.28		2.23
12/31/2017	24.81	.56	3.33	3.89	(.56)	(.98)	(1.54)	27.16	15.84	18,238	.28		2.10

Refer to the end of the table for footnotes.

American Balanced Fund	57

Financial highlights (continued)

	Six months ended June 30,	Year ended December 31,
Portfolio turnover rate for all share classes[13,14]	2022[4,5,6]	2021	2020	2019	2018	2017
Excluding mortgage dollar roll transactions	24%	53%[15]	65%	67%	72%	58%
Including mortgage dollar roll transactions	62%	158%[15]	176%	104%	105%	95%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.
[15]	Includes the value of securities sold due to redemptions of shares in-kind. If the value of securities sold due to in-kind redemptions were excluded, the portfolio turnover rates excluding and including mortgage dollar roll transactions would have been 46% and 152%, respectively, for the year ended December 31, 2021

Refer to the notes to financial statements.

58	American Balanced Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2022, through June 30, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Balanced Fund	59

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$864.73	$2.59	.56%
Class A – assumed 5% return	1,000.00	1,022.02	2.81	.56
Class C – actual return	1,000.00	861.44	6.05	1.31
Class C – assumed 5% return	1,000.00	1,018.30	6.56	1.31
Class T – actual return	1,000.00	865.64	1.43	.31
Class T – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class F-1 – actual return	1,000.00	864.58	2.87	.62
Class F-1 – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class F-2 – actual return	1,000.00	865.81	1.62	.35
Class F-2 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class F-3 – actual return	1,000.00	866.34	1.16	.25
Class F-3 – assumed 5% return	1,000.00	1,023.55	1.25	.25
Class 529-A – actual return	1,000.00	864.59	2.73	.59
Class 529-A – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 529-C – actual return	1,000.00	861.21	6.28	1.36
Class 529-C – assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class 529-E – actual return	1,000.00	863.46	3.83	.83
Class 529-E – assumed 5% return	1,000.00	1,020.68	4.16	.83
Class 529-T – actual return	1,000.00	865.70	1.57	.34
Class 529-T – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 529-F-1 – actual return	1,000.00	865.19	2.03	.44
Class 529-F-1 – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 529-F-2 – actual return	1,000.00	865.73	1.57	.34
Class 529-F-2 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 529-F-3 – actual return	1,000.00	865.82	1.43	.31
Class 529-F-3 – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class R-1 – actual return	1,000.00	861.68	6.14	1.33
Class R-1 – assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class R-2 – actual return	1,000.00	861.29	6.23	1.35
Class R-2 – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class R-2E – actual return	1,000.00	862.61	4.90	1.06
Class R-2E – assumed 5% return	1,000.00	1,019.54	5.31	1.06
Class R-3 – actual return	1,000.00	863.52	4.20	.91
Class R-3 – assumed 5% return	1,000.00	1,020.28	4.56	.91
Class R-4 – actual return	1,000.00	864.56	2.82	.61
Class R-4 – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class R-5E – actual return	1,000.00	865.28	1.90	.41
Class R-5E – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class R-5 – actual return	1,000.00	866.05	1.39	.30
Class R-5 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class R-6 – actual return	1,000.00	866.17	1.16	.25
Class R-6 – assumed 5% return	1,000.00	1,023.55	1.25	.25

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

60	American Balanced Fund

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Principal Executive Officer

Date: August 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Principal Executive Officer

Date: August 31, 2022

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: August 31, 2022